UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08520

TIAA Separate Account VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue

New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

Teachers Insurance and Annuity Association of America

8500 Andrew Carnegie Boulevard

Charlotte, North Carolina 28262

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

TIAA

June 30, 2025

TIAA Separate Account VA-1

This semi-annual report contains the Account's unaudited financial statements.

Stock Index Account

BUILT TO PERFORM.

CREATED TO SERVE.

About the Account’s Benchmark

The Account’s benchmark is the Russell 3000®Index: An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Stock Index Account

Performance as of June 30, 2025

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Stock Index Account	11/1/94	5.36%	14.41%	15.13%	12.15%
Russell 3000® Index	–	5.75	15.30	15.96	12.96

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org. The Account’s performance reflects a fee waiver, which is currently in place.

Without such waiver, the expenses of the Account would have been higher and its performance lower. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Account statistics
as of 6/30/2025
Account net assets	$1.31 billion
Total number of holdings	2,621
Portfolio turnover (%)*	2%

Portfolio composition
% of total investments as of 6/30/2025
Information technology	30.6
Financials	14.6
Consumer discretionary	10.6
Industrials	9.7
Health care	9.5
Communication services	9.2
Consumer staples	5.1
Energy	3.1
Real estate	2.4
Utilities	2.3
Materials	2.2
Short-term investments	0.5
Investments purchased with collateral from securities lending	0.2

Expense Example

All contractowners in the Stock Index Account incur ongoing costs, including management fees and other Account expenses.

The Stock Index Account is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the Stock Index Account do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $10,000 invested at the beginning and held for the entire reporting period.

What were the Account costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Cost paid as a percentage of $10,000 investment*
Stock Index Account	$38	0.75%

* This cost is annualized.

Portfolio of Investments June 30, 2025

Stock Index

(Unaudited)

SHARES		DESCRIPTION	VALUE (000)

		LONG-TERM INVESTMENTS - 99.5%
		COMMON STOCKS - 99.5%
		AUTOMOBILES & COMPONENTS - 1.8%
1,464	(a)	Adient plc	$28
2,617	(a)	American Axle & Manufacturing Holdings, Inc	11
4,848	(a)	Aptiv plc	331
4,752		BorgWarner, Inc	159
3,106		Dana Inc	53
596	(a)	Dorman Products, Inc	73
85,323		Ford Motor Co	926
1,039	(a)	Fox Factory Holding Corp	27
2,745		Garrett Motion, Inc	29
21,449		General Motors Co	1,056
5,543		Gentex Corp	122
1,006	(a)	Gentherm, Inc	28
6,460	(a)	Goodyear Tire & Rubber Co	67
1,703		Harley-Davidson, Inc	40
533		LCI Industries	49
1,262		Lear Corp	120
19,933	(a),(b)	Lucid Group, Inc	42
431	(a),(b)	Luminar Technologies, Inc	1
1,230	(a)	Modine Manufacturing Co	121
681		Patrick Industries, Inc	63
1,246		Phinia, Inc	55
7,090	(a)	QuantumScape Corp	48
16,962	(a)	Rivian Automotive, Inc	233
1,333	(a),(b)	Solid Power, Inc	3
843		Standard Motor Products, Inc	26
61,462	(a)	Tesla, Inc	19,524
1,229	(b)	Thor Industries, Inc	109
759	(a)	Visteon Corp	71
282		Winnebago Industries, Inc	8
518	(a)	XPEL, Inc	19

		TOTAL AUTOMOBILES & COMPONENTS	23,442

		BANKS - 3.9%
408		1st Source Corp	25
450		Amalgamated Financial Corp	14
667		Amerant Bancorp, Inc	12
1,431		Ameris Bancorp	93
476		Arrow Financial Corp	13
2,950		Associated Banc-Corp	72
3,083		Atlantic Union Bankshares Corp	96
1,339	(a)	Axos Financial, Inc	102
1,798		Banc of California, Inc	25
585		Bancfirst Corp	72
767	(a)	Bancorp, Inc	44
178		Bank First Corp	21
149,849		Bank of America Corp	7,091
643		Bank of Hawaii Corp	43
468		Bank of Marin Bancorp	11
548		Bank of NT Butterfield & Son Ltd	24
2,326		Bank OZK	109
90		Bank7 Corp	4
1,329		BankUnited, Inc	47
738		Banner Corp	47
622		Bar Harbor Bankshares	19
223		BayCom Corp	6
1,245		Berkshire Hills Bancorp, Inc	31
383	(a)	Blue Foundry Bancorp	4
371		BOK Financial Corp	36
882	(a)	Bridgewater Bancshares, Inc	14

6	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		BANKS (continued)
740		Brookline Bancorp, Inc	$8
38		Burke & Herbert Financial Services Corp	2
313		Business First Bancshares, Inc	8
241		Byline Bancorp, Inc	6
3,794		Cadence Bank	121
613		Camden National Corp	25
447		Capital City Bank Group, Inc	18
2,335		Capitol Federal Financial, Inc	14
550	(a)	Carter Bankshares, Inc	10
1,563		Cathay General Bancorp	71
1,125		Central Pacific Financial Corp	32
90		Chemung Financial Corp	4
309	(b)	ChoiceOne Financial Services, Inc	9
40,478		Citigroup, Inc	3,446
533		Citizens & Northern Corp	10
9,838		Citizens Financial Group, Inc	440
250		City Holding Co	31
377		Civista Bancshares, Inc	9
498		CNB Financial Corp	11
146	(a)	Coastal Financial Corp	14
4,193		Columbia Banking System, Inc	98
1,738	(a)	Columbia Financial, Inc	25
2,855		Comerica, Inc	170
2,689		Commerce Bancshares, Inc	167
973		Community Bank System, Inc	55
651		Community Trust Bancorp, Inc	34
1,137		Community West Bancshares	22
1,592		ConnectOne Bancorp, Inc	37
1,266		Cullen/Frost Bankers, Inc	163
640	(a)	Customers Bancorp, Inc	38
2,723		CVB Financial Corp	54
422		Dime Community Bancshares, Inc	11
1,035		Eagle Bancorp, Inc	20
2,987		East West Bancorp, Inc	302
3,241		Eastern Bankshares, Inc	50
314		Enterprise Bancorp, Inc	12
790		Enterprise Financial Services Corp	44
402		Equity Bancshares, Inc	16
339		Esquire Financial Holdings, Inc	32
1,107		ESSA Bancorp, Inc	21
218		Farmers & Merchants Bancorp, Inc	6
1,013		Farmers National Banc Corp	14
621		FB Financial Corp	28
106		Fidelity D&D Bancorp, Inc	5
14,550		Fifth Third Bancorp	598
527		Financial Institutions, Inc	14
464		First Bancorp	20
3,990		First BanCorp	83
498		First Bancorp, Inc	13
603		First Bank	9
1,836		First Busey Corp	42
215		First Citizens Bancshares, Inc (Class A)	421
1,652		First Commonwealth Financial Corp	27
680		First Community Bancshares, Inc	27
1,773		First Financial Bancorp	43
2,915		First Financial Bankshares, Inc	105
384		First Financial Corp	21
1,098	(a)	First Foundation, Inc	6
2,244		First Hawaiian, Inc	56
11,005		First Horizon National Corp	233
1,904		First Interstate BancSystem, Inc	55
1,003		First Merchants Corp	38

See Notes to Financial Statements	7

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		BANKS (continued)
380		First Mid Bancshares, Inc	$14
810	(a)	First Western Financial, Inc	18
1,083		Flushing Financial Corp	13
8,529		FNB Corp	124
3,938		Fulton Financial Corp	71
903		German American Bancorp, Inc	35
2,492		Glacier Bancorp, Inc	107
76		Great Southern Bancorp, Inc	4
451		Greene County Bancorp, Inc	10
302		Guaranty Bancshares, Inc	13
2,028		Hancock Whitney Corp	116
824		Hanmi Financial Corp	20
728		HarborOne Bancorp, Inc	9
715		HBT Financial, Inc	18
1,355		Heritage Commerce Corp	13
1,150		Heritage Financial Corp	27
994		Hilltop Holdings, Inc	30
57		Hingham Institution For Savings The	14
238		Home Bancorp, Inc	12
4,059		Home Bancshares, Inc	116
698	(a)	HomeStreet, Inc	9
667		HomeTrust Bancshares, Inc	25
2,725		Hope Bancorp, Inc	29
1,209		Horizon Bancorp, Inc	19
32,175		Huntington Bancshares, Inc	539
675		Independent Bank Corp	42
863		Independent Bank Corp	28
1,089		International Bancshares Corp	72
1,188		John Marshall Bancorp, Inc	22
60,685		JPMorgan Chase & Co	17,593
1,623		Kearny Financial Corp	11
20,734		Keycorp	361
499		Lakeland Financial Corp	31
833		Live Oak Bancshares, Inc	25
3,552		M&T Bank Corp	689
640		Mercantile Bank Corp	30
424		Metrocity Bankshares, Inc	12
229	(a)	Metropolitan Bank Holding Corp	16
196		Mid Penn Bancorp, Inc	6
582		Midland States Bancorp, Inc	10
406		MidWestOne Financial Group, Inc	12
180		MVB Financial Corp	4
819		National Bank Holdings Corp	31
647		National Bankshares, Inc	18
928	(a)	NB Bancorp, Inc	17
1,105		NBT Bancorp, Inc	46
6,570		New York Community Bancorp, Inc	70
292		Nicolet Bankshares, Inc	36
363		Northeast Bank	32
954		Northeast Community Bancorp, Inc	22
1,643		Northfield Bancorp, Inc	19
118		Northrim BanCorp, Inc	11
2,195		Northwest Bancshares, Inc	28
69,775	(a)	NU Holdings Ltd	957
163		Oak Valley Bancorp	4
1,583		OceanFirst Financial Corp	28
811		OFG Bancorp	35
6,336		Old National Bancorp	135
1,237		Old Second Bancorp, Inc	22
568		Origin Bancorp, Inc	20
297		Orrstown Financial Services, Inc	9
2,077		Pacific Premier Bancorp, Inc	44

8	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		BANKS (continued)
322		Park National Corp	$54
436		Pathward Financial, Inc	35
642		Peapack Gladstone Financial Corp	18
868		Peoples Bancorp, Inc	27
333		Peoples Financial Services Corp	16
1,672		Pinnacle Financial Partners, Inc	185
302	(a)	Pioneer Bancorp, Inc	4
54		Plumas Bancorp	2
8,634		PNC Financial Services Group, Inc	1,610
1,478		Popular, Inc	163
267		Preferred Bank	23
454		Primis Financial Corp	5
2,015		Prosperity Bancshares, Inc	142
1,489	(a)	Provident Bancorp Inc	19
2,598		Provident Financial Services, Inc	46
356		QCR Holdings, Inc	24
475		RBB Bancorp	8
192		Red River Bancshares, Inc	11
20,127		Regions Financial Corp	473
1,623		Renasant Corp	58
364		Republic Bancorp, Inc (Class A)	27
812		S&T Bancorp, Inc	31
1,542		Seacoast Banking Corp of Florida	43
1,315		ServisFirst Bancshares, Inc	102
370		Sierra Bancorp	11
1,906		Simmons First National Corp (Class A)	36
275		SmartFinancial, Inc	9
1,492	(a)	Southern California Bancorp	24
228	(a)	Southern First Bancshares, Inc	9
231		Southern Missouri Bancorp, Inc	13
328		Southside Bancshares, Inc	10
2,193		SouthState Corp	202
1,283		Stellar Bancorp, Inc	36
3,571	(c)	Sterling Bancorp, Inc	0^
572		Stock Yards Bancorp, Inc	45
3,386		Synovus Financial Corp	175
947	(a)	Texas Capital Bancshares, Inc	75
2,205		TFS Financial Corp	29
681	(a)	Third Coast Bancshares, Inc	22
131		Tompkins Trustco, Inc	8
1,259		Towne Bank	43
422		Trico Bancshares	17
657	(a)	Triumph Financial, Inc	36
28,627		Truist Financial Corp	1,231
671		TrustCo Bank Corp NY	22
1,222		Trustmark Corp	45
1,622		UMB Financial Corp	171
2,837		United Bankshares, Inc	103
2,849		United Community Banks, Inc	85
1,012		Univest Financial Corp	30
34,235		US Bancorp	1,549
9,879		Valley National Bancorp	88
1,101		Veritex Holdings, Inc	29
1,740		Washington Federal, Inc	51
581		Washington Trust Bancorp, Inc	16
3,818		Webster Financial Corp	208
71,206		Wells Fargo & Co	5,705
2,041		WesBanco, Inc	65
597		West Bancorporation, Inc	12
225		Westamerica Bancorporation	11
2,509		Western Alliance Bancorp	196
1,443		Wintrust Financial Corp	179

See Notes to Financial Statements	9

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		BANKS (continued)
1,423		WSFS Financial Corp	$78
3,174		Zions Bancorporation	165

		TOTAL BANKS	51,517

		CAPITAL GOODS - 6.8%
3,738	(a)	3D Systems Corp	6
11,774		3M Co	1,792
2,632		A.O. Smith Corp	173
1,578		Aaon, Inc	116
770	(a)	AAR Corp	53
718		Acuity Brands, Inc	214
1,567		Advanced Drainage Systems, Inc	180
2,924		Aecom Technology Corp	330
559	(a)	Aerovironment, Inc	159
1,442		AGCO Corp	149
2,272		Air Lease Corp	133
191		Alamo Group, Inc	42
653		Albany International Corp (Class A)	46
2,848	(a)	Allegheny Technologies, Inc	246
1,880		Allegion plc	271
307		Allied Motion Technologies, Inc	11
1,876		Allison Transmission Holdings, Inc	178
909	(a)	Ameresco, Inc	14
813	(a)	American Superconductor Corp	30
184	(a)	American Woodmark Corp	10
5,029		Ametek, Inc	910
5,093	(a)	API Group Corp	260
449		Apogee Enterprises, Inc	18
833		Applied Industrial Technologies, Inc	194
11,787	(a)	Archer Aviation, Inc	128
1,220		Arcosa, Inc	106
287		Argan, Inc	63
998		Armstrong World Industries, Inc	162
4,146	(a),(b)	Array Technologies, Inc	24
823		Astec Industries, Inc	34
810	(a)	Astronics Corp	27
931		Atkore, Inc	66
1,996		Atmus Filtration Technologies, Inc	73
1,624	(a)	Axon Enterprise, Inc	1,345
2,980	(a)	AZEK Co, Inc	162
507		AZZ, Inc	48
4,522	(a)	Bloom Energy Corp	108
766	(a)	Blue Bird Corp	33
224	(a)	BlueLinx Holdings, Inc	17
15,836	(a)	Boeing Co	3,318
937		Boise Cascade Co	81
534		Brookfield Business Corp	17
2,449	(a)	Builders FirstSource, Inc	286
1,894		BWX Technologies, Inc	273
394	(a)	Byrna Technologies, Inc	12
383		Cadre Holdings, Inc	12
937		Carlisle Cos, Inc	350
17,599		Carrier Global Corp	1,288
10,118		Caterpillar, Inc	3,928
1,052	(a)	Chart Industries, Inc	173
17,876		CNH Industrial NV	232
840		Columbus McKinnon Corp	13
739		Comfort Systems USA, Inc	396
1,015	(a)	Construction Partners, Inc	108
3,982	(a)	Core & Main, Inc	240
1,126		Crane Co	214
302		CSW Industrials, Inc	87
3,047		Cummins, Inc	998

10	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		CAPITAL GOODS (continued)
822		Curtiss-Wright Corp	$402
1,008	(a),(b)	Custom Truck One Source, Inc	5
5,339		Deere & Co	2,715
1,172	(a)	DNOW, Inc	17
2,587		Donaldson Co, Inc	179
932		Douglas Dynamics, Inc	27
2,988		Dover Corp	547
290	(a)	Ducommun, Inc	24
91	(a)	DXP Enterprises, Inc	8
561	(a)	Dycom Industries, Inc	137
8,563		Eaton Corp plc	3,057
966		EMCOR Group, Inc	517
12,315		Emerson Electric Co	1,642
1,368	(a)	Energy Recovery, Inc	17
1,030		Enerpac Tool Group Corp	42
989		EnerSys	85
2,981	(a),(b)	Enovix Corp	31
479		EnPro Industries, Inc	92
4,836	(a),(b)	Eos Energy Enterprises, Inc	25
1,154		Esab Corp	139
605		ESCO Technologies, Inc	116
978	(a)	Everus Construction Group, Inc	62
25,082		Fastenal Co	1,053
1,459		Federal Signal Corp	155
4,232		Ferguson Enterprises, Inc	921
2,943		Flowserve Corp	154
786	(a)	Fluence Energy, Inc	5
3,620	(a)	Fluor Corp	186
7,418		Fortive Corp	387
2,398		Fortune Brands Innovations, Inc	123
842		Franklin Electric Co, Inc	76
586	(a),(b)	Freyr Battery, Inc	1
2,226		FTAI Aviation Ltd	256
4,917	(a)	Gates Industrial Corp plc	113
775		GATX Corp	119
5,974		GE Vernova, Inc	3,161
1,274	(a)	Gencor Industries, Inc	18
1,335	(a)	Generac Holdings, Inc	191
5,523		General Dynamics Corp	1,611
22,977		General Electric Co	5,914
584	(a)	Gibraltar Industries, Inc	34
461		Global Industrial Co	12
922	(a)	GMS, Inc	100
678		Gorman-Rupp Co	25
3,486		Graco, Inc	300
496	(a)	Graham Corp	25
945		Granite Construction, Inc	88
2,253	(a)	Great Lakes Dredge & Dock Corp	27
718		Greenbrier Cos, Inc	33
611		Griffon Corp	44
4,335	(a)	Hayward Holdings, Inc	60
938		HEICO Corp	308
1,638		HEICO Corp (Class A)	424
922		Helios Technologies, Inc	31
690		Herc Holdings, Inc	91
1,747		Hexcel Corp	99
1,241		Hillenbrand, Inc	25
3,242	(a)	Hillman Solutions Corp	23
14,066		Honeywell International, Inc	3,276
8,762		Howmet Aerospace, Inc	1,631
1,169		Hubbell, Inc	477
1,076	(a)	Hudson Technologies, Inc	9

See Notes to Financial Statements	11

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		CAPITAL GOODS (continued)
905		Huntington Ingalls Industries, Inc	$218
3,375	(a),(b)	Hyliion Holdings Corp	4
404		Hyster-Yale Materials Handling, Inc	16
1,652		IDEX Corp	290
195	(a)	IES Holdings, Inc	58
6,337		Illinois Tool Works, Inc	1,567
8,818		Ingersoll Rand, Inc	733
716		Insteel Industries, Inc	27
2,375	(a)	Intuitive Machines, Inc	26
1,687		ITT, Inc	265
1,876	(a)	Janus International Group, Inc	15
452	(a)	JELD-WEN Holding, Inc	2
1,078		John Bean Technologies Corp	130
14,425		Johnson Controls International plc	1,524
242		Kadant, Inc	77
672		Karat Packaging, Inc	19
579	(a)	Karman Holdings, Inc	29
1,671		Kennametal, Inc	38
3,283	(a)	Kratos Defense & Security Solutions, Inc	152
4,081		L3Harris Technologies, Inc	1,024
542	(a)	Lawson Products, Inc	15
728	(a)	LB Foster Co (Class A)	16
690		Lennox International, Inc	396
1,340		Leonardo DRS, Inc	62
243	(a)	Limbach Holdings, Inc	34
1,185		Lincoln Electric Holdings, Inc	246
220		Lindsay Corp	32
836	(a)	Loar Holdings, Inc	72
4,563		Lockheed Martin Corp	2,113
1,218		LSI Industries, Inc	21
800		Luxfer Holdings plc	10
1,198	(a)	Manitowoc Co, Inc	14
4,610		Masco Corp	297
1,409	(a)	Mastec, Inc	240
2,747	(a)	Masterbrand, Inc	30
1,366	(a)	Matrix Service Co	18
887	(a)	Mayville Engineering Co Inc	14
412		McGrath RentCorp	48
1,126	(a)	Mercury Computer Systems, Inc	61
4,301	(a),(b)	Microvast Holdings, Inc	16
1,179	(a)	Middleby Corp	170
446		Miller Industries, Inc	20
536		Moog, Inc (Class A)	97
2,142	(a)	MRC Global, Inc	29
1,012		MSC Industrial Direct Co (Class A)	86
2,548		Mueller Industries, Inc	202
4,045		Mueller Water Products, Inc (Class A)	97
368	(a)	MYR Group, Inc	67
583	(a),(b)	NANO Nuclear Energy, Inc	20
206		National Presto Industries, Inc	20
3,366	(a)	Newpark Resources, Inc	29
3,068	(a)	NEXTracker, Inc	167
1,178		Nordson Corp	252
2,963		Northrop Grumman Corp	1,481
371	(a)	Northwest Pipe Co	15
2,741	(a),(b)	NuScale Power Corp	108
3,559		nVent Electric plc	261
117		Omega Flex, Inc	4
1,397		Oshkosh Corp	159
8,669		Otis Worldwide Corp	858
1,985		Owens Corning, Inc	273
11,177		PACCAR, Inc	1,062

12	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		CAPITAL GOODS (continued)
766		Park Aerospace Corp	$11
2,796		Parker-Hannifin Corp	1,953
598		Park-Ohio Holdings Corp	11
3,574		Pentair plc	367
15,032	(a),(b)	Plug Power, Inc	22
112		Powell Industries, Inc	24
96		Preformed Line Products Co	15
1,171		Primoris Services Corp	91
784	(a)	Proto Labs, Inc	31
905		Quanex Building Products Corp	17
3,217		Quanta Services, Inc	1,216
11,214	(a),(b)	QXO, Inc	242
2,473	(a)	Ralliant Corp	120
677	(a)	RBC Bearings, Inc	260
726	(a),(b)	Redwire Corp	12
1,406		Regal-Beloit Corp	204
2,818	(a)	Resideo Technologies, Inc	62
1,111		REV Group, Inc	53
8,068	(a)	Rocket Lab Corp	289
2,472		Rockwell Automation, Inc	821
29,234		RTX Corp	4,269
198		Rush Enterprises, Inc	10
1,317		Rush Enterprises, Inc (Class A)	68
3,523		Sensata Technologies Holding plc	106
4,388	(a)	Shoals Technologies Group, Inc	19
1,169		Shyft Group, Inc	15
913		Simpson Manufacturing Co, Inc	142
1,100	(a)	SiteOne Landscape Supply, Inc	133
1,120		Snap-On, Inc	348
2,445	(a)	Spirit Aerosystems Holdings, Inc (Class A)	93
987	(a)	SPX Technologies, Inc	165
3,095	(a)	StandardAero, Inc	98
277		Standex International Corp	43
3,377		Stanley Black & Decker, Inc	229
634	(a)	Sterling Construction Co, Inc	146
5,206	(a)	Sunrun, Inc	43
535		Tecnoglass, Inc	41
406		Tennant Co	31
1,409		Terex Corp	66
3,932		Textron, Inc	316
853	(a)	Thermon Group Holdings, Inc	24
1,366		Timken Co	99
1,266	(a),(b)	Titan International, Inc	13
491	(a),(b)	Titan Machinery, Inc	10
2,319		Toro Co	164
4,871		Trane Technologies plc	2,131
100	(a)	Transcat, Inc	9
1,208		TransDigm Group, Inc	1,837
2,168	(a)	Trex Co, Inc	118
1,768		Trinity Industries, Inc	48
1,451	(a)	Triumph Group, Inc	37
963	(a)	Tutor Perini Corp	45
1,356		UFP Industries, Inc	135
1,417		United Rentals, Inc	1,068
455	(a)	V2X, Inc	22
412		Valmont Industries, Inc	135
8,313		Vertiv Holdings Co	1,067
649	(a)	Vicor Corp	29
954		W.W. Grainger, Inc	992
1,281		Wabash National Corp	14
760		Watsco, Inc	336
645		Watts Water Technologies, Inc (Class A)	159

See Notes to Financial Statements	13

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		CAPITAL GOODS (continued)
1,047		WESCO International, Inc	$194
3,623		Westinghouse Air Brake Technologies Corp	758
73	(b)	Willis Lease Finance Corp	10
4,244		WillScot Mobile Mini Holdings Corp	116
1,262		Woodward Inc	309
858		Worthington Enterprises, Inc	55
911	(a)	Xometry, Inc	31
5,278		Xylem, Inc	683
3,251		Zurn Elkay Water Solutions Corp	119

		TOTAL CAPITAL GOODS	89,844

		COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
1,382		ABM Industries, Inc	65
3,257		ACCO Brands Corp	12
2,237	(a)	Acuren Corp	25
2,888	(a)	ACV Auctions, Inc	47
8,912		Alight, Inc	50
2,989	(a),(b)	Amentum Holdings, Inc	71
8,904		Automatic Data Processing, Inc	2,746
191		Barrett Business Services, Inc	8
605	(a)	BlackSky Technology, Inc	12
2,731		Booz Allen Hamilton Holding Corp	284
511	(a)	BrightView Holdings, Inc	8
1,108		Brink’s Co	99
2,574		Broadridge Financial Solutions, Inc	626
486	(a)	CACI International, Inc (Class A)	232
1,375	(a)	Casella Waste Systems, Inc (Class A)	159
1,147	(a)	CBIZ, Inc	82
756	(a)	CECO Environmental Corp	21
3,169	(a)	Ceridian HCM Holding, Inc	175
188	(a)	Cimpress plc	9
7,551		Cintas Corp	1,683
6,385	(a)	Clarivate plc	27
1,167	(a)	Clean Harbors, Inc	270
805	(b)	Concentrix Corp	42
5,536	(a)	Conduent, Inc	15
19,150	(a)	Copart, Inc	940
1,499	(a)	CoreCivic, Inc	32
51		CRA International, Inc	10
416		CSG Systems International, Inc	27
1,062		Deluxe Corp	17
1,159	(a)	Driven Brands Holdings, Inc	20
6,346		Dun & Bradstreet Holdings, Inc	58
1,051		Ennis, Inc	19
2,755		Equifax, Inc	715
3,061	(a)	ExlService Holdings, Inc	134
1,272		Exponent, Inc	95
1,243	(a)	First Advantage Corp	21
381	(a)	Forrester Research, Inc	4
419	(a)	Franklin Covey Co	10
784	(a)	FTI Consulting, Inc	127
3,395		Genpact Ltd	149
3,108	(a)	GEO Group, Inc	74
2,590	(a)	Harsco Corp	22
2,398	(a)	Healthcare Services Group	36
711		Heidrick & Struggles International, Inc	32
1,885		Herman Miller, Inc	37
1,041		HireQuest, Inc	10
850		HNI Corp	42
307	(a)	Huron Consulting Group, Inc	42
379		ICF International, Inc	32
661	(a)	Innodata, Inc	34
975		Insperity, Inc	59

14	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		COMMERCIAL & PROFESSIONAL SERVICES (continued)
1,293		Interface, Inc	$27
2,652		Jacobs Solutions, Inc	349
3,101		KBR, Inc	149
1,192		Kelly Services, Inc (Class A)	14
681		Kforce, Inc	28
1,237		Korn/Ferry International	91
2,559	(a)	Legalzoom.com, Inc	23
2,786		Leidos Holdings, Inc	439
664	(a)	Liquidity Services, Inc	16
1,099		Manpower, Inc	44
1,224		MAXIMUS, Inc	86
640	(a)	Montrose Environmental Group, Inc	14
805		MSA Safety, Inc	135
563		NL Industries, Inc	4
1,164	(a)	NV5 Global, Inc	27
1,699	(a)	OPENLANE, Inc	41
1,095	(a)	Parsons Corp	79
7,036		Paychex, Inc	1,023
1,142		Paycom Software, Inc	264
927	(a)	Paylocity Holding Corp	168
4,226		Pitney Bowes, Inc	46
3,913	(a)	Planet Labs PBC	24
4,048		RB Global, Inc	430
4,426		Republic Services, Inc	1,091
1,107		Resources Connection, Inc	6
2,545		Robert Half International, Inc	104
5,892		Rollins, Inc	332
1,180		Science Applications International Corp	133
4,419		SS&C Technologies Holdings, Inc	366
3,128		Steelcase, Inc (Class A)	33
6,045		Tetra Tech, Inc	217
4,262		TransUnion	375
839		TriNet Group, Inc	61
720	(a)	TrueBlue, Inc	5
541		TTEC Holdings, Inc	3
345		Unifirst Corp	65
3,454	(a)	Upwork, Inc	46
5,278		Veralto Corp	533
3,058		Verisk Analytics, Inc	953
3,457	(a)	Verra Mobility Corp	88
3,046		Vestis Corp	17
340		VSE Corp	44
8,084		Waste Management, Inc	1,850
279	(a)	Willdan Group, Inc	17
1,104	(a)	WNS Holdings Ltd	70

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	19,496

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.6%
966	(a),(b)	1-800-FLOWERS.COM, Inc (Class A)	5
1,019	(a)	Abercrombie & Fitch Co (Class A)	84
1,605		Academy Sports & Outdoors, Inc	72
1,149	(b)	Advance Auto Parts, Inc	53
406		A-Mark Precious Metals, Inc	9
209,605	(a)	Amazon.com, Inc	45,985
3,778		American Eagle Outfitters, Inc	36
154	(a)	America’s Car-Mart, Inc	9
1,221	(a)	Arhaus, Inc	11
2,460	(b)	Arko Corp	10
416	(a)	Asbury Automotive Group, Inc	99
576	(a)	Autonation, Inc	114
365	(a)	Autozone, Inc	1,355
4,924		Bath & Body Works, Inc	148
4,227		Best Buy Co, Inc	284

See Notes to Financial Statements	15

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
665	(a)	Boot Barn Holdings, Inc	$101
524		Buckle, Inc	24
326		Build-A-Bear Workshop, Inc	17
1,373	(a)	Burlington Stores, Inc	319
1,001	(b)	Caleres, Inc	12
895		Camping World Holdings, Inc	15
3,230	(a)	Carmax, Inc	217
2,806	(a)	Carvana Co	946
4,570	(a)	Chewy, Inc	195
109	(a)	Citi Trends, Inc	4
27,121	(a)	Coupang, Inc	813
1,606		Designer Brands, Inc	4
1,267		Dick’s Sporting Goods, Inc	251
64	(b)	Dillard’s, Inc (Class A)	27
10,069		eBay, Inc	750
2,260	(a)	Etsy, Inc	113
2,017	(a),(b)	EVgo, Inc	7
1,176	(a)	Five Below, Inc	154
2,514	(a)	Floor & Decor Holdings, Inc	191
1,850	(a)	Foot Locker, Inc	45
8,925	(a)	GameStop Corp (Class A)	218
4,912		Gap, Inc	107
365	(a)	Genesco, Inc	7
3,030		Genuine Parts Co	368
559	(a)	GigaCloud Technology, Inc	11
311		Group 1 Automotive, Inc	136
541	(a),(b)	Groupon, Inc	18
715		Haverty Furniture Cos, Inc	15
21,746		Home Depot, Inc	7,973
1,925		Kohl’s Corp	16
487	(a)	Lands’ End, Inc	5
597		Lithia Motors, Inc (Class A)	202
5,489		LKQ Corp	203
12,246		Lowe’s Cos, Inc	2,717
5,015		Macy’s, Inc	58
530	(a)	MarineMax, Inc	13
759		Monro Muffler, Inc	11
415		Murphy USA, Inc	169
2,416	(a)	National Vision Holdings, Inc	56
1,066	(a)	ODP Corp	19
1,339	(a)	Ollie’s Bargain Outlet Holdings, Inc	176
266	(a)	OneWater Marine, Inc	4
18,622	(a)	O’Reilly Automotive, Inc	1,678
1,209	(a)	Overstock.com, Inc	8
389		Penske Auto Group, Inc	67
1,980	(a),(b)	Petco Health & Wellness Co, Inc	6
785		Pool Corp	229
2,295	(a)	RealReal, Inc	11
1,063	(a)	Revolve Group, Inc	21
380	(a)	RH	72
7,077		Ross Stores, Inc	903
2,402	(a)	Sally Beauty Holdings, Inc	22
697	(a)	Savers Value Village, Inc	7
646	(b)	Shoe Carnival, Inc	12
881		Signet Jewelers Ltd	70
760	(a),(b)	Sleep Number Corp	5
319		Sonic Automotive, Inc (Class A)	25
1,770	(a)	Stitch Fix, Inc	7
1,616	(a)	ThredUp, Inc	12
24,440		TJX Cos, Inc	3,018
11,616		Tractor Supply Co	613
987	(a)	Ulta Beauty, Inc	462

16	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
1,277		Upbound Group, Inc	$32
1,483	(a)	Urban Outfitters, Inc	108
2,450	(a)	Valvoline, Inc	93
1,767	(a)	Victoria’s Secret & Co	33
2,402	(a)	Warby Parker, Inc	53
2,236	(a)	Wayfair, Inc	114
663		Weyco Group, Inc	22
2,589		Williams-Sonoma, Inc	423
64		Winmark Corp	24
686	(a)	Zumiez, Inc	9

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	73,140

		CONSUMER DURABLES & APPAREL - 0.8%
606		Acushnet Holdings Corp	44
3,260	(a)	Amer Sports, Inc	126
1,837	(a),(b)	AMMO, Inc	2
1,140	(a)	Beazer Homes USA, Inc	26
1,161	(a)	BK LC Lux Finco 2 Sarl	57
1,299		Brunswick Corp	72
3,596	(a)	Callaway Golf Co	29
2,222	(a)	Capri Holdings Ltd	39
547		Carter’s, Inc	16
165	(a)	Cavco Industries, Inc	72
629		Century Communities, Inc	35
729		Clarus Corp	3
606		Columbia Sportswear Co	37
1,268		Cricut, Inc	9
1,275	(a)	Crocs, Inc	129
3,302	(a)	Deckers Outdoor Corp	340
5,999		DR Horton, Inc	773
643	(a),(b)	Dream Finders Homes, Inc	16
1,326		Ermenegildo Zegna NV	11
958		Ethan Allen Interiors, Inc	27
3,412	(a)	Figs, Inc	19
576	(a)	Funko, Inc	3
3,481	(a)	Garmin Ltd	727
124	(a)	G-III Apparel Group Ltd	3
680	(a)	Green Brick Partners, Inc	43
8,742	(a)	Hanesbrands, Inc	40
2,888		Hasbro, Inc	213
712	(a)	Helen of Troy Ltd	20
148	(a)	Hovnanian Enterprises, Inc	15
509		Installed Building Products, Inc	92
232		Johnson Outdoors, Inc	7
1,357		KB Home	72
1,320		Kontoor Brands, Inc	87
412	(a)	Latham Group, Inc	3
935		La-Z-Boy, Inc	35
3,082		Leggett & Platt, Inc	28
4,990		Lennar Corp (Class A)	552
205		Lennar Corp (Class B)	22
241	(a)	LGI Homes, Inc	12
336	(a)	Lovesac Co	6
2,300	(a)	Lululemon Athletica, Inc	546
561	(a)	M/I Homes, Inc	63
688	(a)	Malibu Boats, Inc	22
441		Marine Products Corp	4
673	(a),(b)	MasterCraft Boat Holdings, Inc	13
7,453	(a)	Mattel, Inc	147
1,537		Meritage Homes Corp	103
1,156	(a)	Mohawk Industries, Inc	121
638		Movado Group, Inc	10
6,890		Newell Rubbermaid, Inc	37

See Notes to Financial Statements	17

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER DURABLES & APPAREL (continued)
25,284		Nike, Inc (Class B)	$1,796
61	(a)	NVR, Inc	451
4,813	(a)	On Holding AG.	251
274		Oxford Industries, Inc	11
8,335	(a)	Peloton Interactive, Inc	58
1,013		Polaris Industries, Inc	41
4,364		Pulte Homes, Inc	460
1,375		PVH Corp	94
855		Ralph Lauren Corp	235
110		Rocky Brands, Inc	2
1,588	(a)	SharkNinja Global SPV Ltd	157
2,856	(a)	Skechers U.S.A., Inc (Class A)	180
1,083	(a)	Skyline Champion Corp	68
1,649		Smith & Wesson Brands, Inc	14
3,687	(a)	Sonos, Inc	40
1,625		Steven Madden Ltd	39
311		Sturm Ruger & Co, Inc	11
4,519		Tapestry, Inc	397
2,118	(a)	Taylor Morrison Home Corp	130
4,417		Tempur Sealy International, Inc	301
2,164		Toll Brothers, Inc	247
665	(a)	TopBuild Corp	215
1,572	(a)	Tri Pointe Homes, Inc	50
5,744	(a)	Under Armour, Inc (Class A)	39
5,391	(a)	Under Armour, Inc (Class C)	35
8,194		VF Corp	96
1,037	(b)	Whirlpool Corp	105
1,742		Wolverine World Wide, Inc	32
1,532	(a)	YETI Holdings, Inc	48

		TOTAL CONSUMER DURABLES & APPAREL	10,531

		CONSUMER SERVICES - 2.4%
1,229	(a)	Accel Entertainment, Inc	14
7,709		ADT, Inc	65
822	(a)	Adtalem Global Education, Inc	105
9,300	(a)	Airbnb, Inc	1,231
376	(a)	American Public Education, Inc	11
6,092		Aramark	255
39	(a)	Biglari Holdings, Inc (B Shares)	11
817	(a)	BJ’s Restaurants, Inc	36
275		Bloomin’ Brands, Inc	2
711		Booking Holdings, Inc	4,116
1,260		Boyd Gaming Corp	99
1,258	(a)	Bright Horizons Family Solutions, Inc	155
959	(a)	Brinker International, Inc	173
4,525	(a)	Caesars Entertainment, Inc	128
23,616	(a)	Carnival Corp	664
318		Carriage Services, Inc	15
2,180	(a)	Cava Group, Inc	184
1,085	(b)	Cheesecake Factory	68
29,309	(a)	Chipotle Mexican Grill, Inc (Class A)	1,646
623	(b)	Choice Hotels International, Inc	79
1,421		Churchill Downs, Inc	144
2,931	(a)	Coursera, Inc	26
711	(b)	Cracker Barrel Old Country Store, Inc	43
2,553		Darden Restaurants, Inc	556
419	(a)	Dave & Buster’s Entertainment, Inc	13
1,296	(a)	Denny’s Corp	5
458		Dine Brands Global Inc.	11
695		Domino’s Pizza, Inc	313
7,840	(a)	DoorDash, Inc	1,933
10,269	(a)	DraftKings, Inc	440
787	(a)	Duolingo, Inc	323

18	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER SERVICES (continued)
2,527	(a)	Dutch Bros, Inc	$173
809	(a)	El Pollo Loco Holdings, Inc	9
455	(a)	European Wax Center, Inc	3
1,207	(a)	Everi Holdings, Inc	17
2,616		Expedia Group, Inc	441
723	(a)	First Watch Restaurant Group, Inc	12
3,828	(a)	Flutter Entertainment plc	1,094
1,502	(a)	Frontdoor, Inc	89
4,788	(a)	Genius Sports Ltd	50
2,989	(a),(b)	Global Business Travel Group I	19
412		Golden Entertainment, Inc	12
63		Graham Holdings Co	60
663	(a)	Grand Canyon Education, Inc	125
2,812		H&R Block, Inc	154
1,757	(a),(b)	Hilton Grand Vacations, Inc	73
5,096		Hilton Worldwide Holdings, Inc	1,357
969	(b)	Hyatt Hotels Corp	135
494	(a)	Inspired Entertainment, Inc	4
2,584		International Game Technology plc	41
410	(b)	Jack in the Box, Inc	7
930	(a)	KinderCare Learning Cos, Inc	9
2,068		Krispy Kreme, Inc	6
155	(a),(b)	Kura Sushi USA, Inc	13
7,000		Las Vegas Sands Corp	305
2,764	(a)	Laureate Education, Inc	65
2,936	(a)	Life Time Group Holdings, Inc	89
1,809	(a)	Light & Wonder, Inc	174
1,286	(a)	Lincoln Educational Services Corp	30
608	(a)	Lindblad Expeditions Holdings, Inc	7
5,019		Marriott International, Inc (Class A)	1,371
901		Marriott Vacations Worldwide Corp	65
271		Matthews International Corp (Class A)	7
15,620		McDonald’s Corp	4,564
4,487	(a)	MGM Resorts International	154
1,527	(a)	Mister Car Wash, Inc	9
388		Monarch Casino & Resort, Inc	34
57		Nathan’s Famous, Inc	6
9,905	(a)	Norwegian Cruise Line Holdings Ltd	201
1,416		OneSpaWorld Holdings Ltd	29
792		Papa John’s International, Inc	39
3,518	(a),(b)	Penn National Gaming, Inc	63
1,328		Perdoceo Education Corp	43
1,700	(a)	Planet Fitness, Inc	185
1,370	(a)	PlayAGS, Inc	17
417	(a),(b)	Portillo’s, Inc	5
330		RCI Hospitality Holdings, Inc	13
925		Red Rock Resorts, Inc	48
7,065		Restaurant Brands International, Inc	468
5,536		Royal Caribbean Cruises Ltd	1,734
1,353	(a)	Rush Street Interactive, Inc	20
10,188	(a)	Sabre Corp	32
771	(a)	SeaWorld Entertainment, Inc	36
1,013	(a),(b)	Serve Robotics, Inc	12
3,044		Service Corp International	248
766	(a)	Shake Shack, Inc	108
2,208		Six Flags Entertainment Corp	67
24,968		Starbucks Corp	2,288
673		Strategic Education, Inc	57
808	(a)	Stride, Inc	117
3,619		Super Group SGHC Ltd	40
2,381	(a),(b)	Sweetgreen, Inc	35
829	(a),(b)	Target Hospitality Corp	6

See Notes to Financial Statements	19

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		CONSUMER SERVICES (continued)
1,383		Texas Roadhouse, Inc (Class A)	$259
1,191		Travel & Leisure Co	61
1,856	(a)	Udemy, Inc	13
941	(a)	Universal Technical Institute, Inc	32
783	(b)	Vail Resorts, Inc	123
679	(a)	Viad Corp	20
4,441	(a)	Viking Holdings Ltd	237
3,574		Wendy’s Co	41
607		Wingstop, Inc	204
1,659		Wyndham Hotels & Resorts, Inc	135
2,003		Wynn Resorts Ltd	188
371	(a)	Xponential Fitness, Inc	3
6,090		Yum! Brands, Inc	902

		TOTAL CONSUMER SERVICES	31,776

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
8,674		Albertsons Cos, Inc	187
1,108		Andersons, Inc	41
2,857	(a)	BJ’s Wholesale Club Holdings, Inc	308
809		Casey’s General Stores, Inc	413
776	(a)	Chefs’ Warehouse, Inc	50
9,699		Costco Wholesale Corp	9,601
4,732		Dollar General Corp	541
4,562	(a)	Dollar Tree, Inc	452
2,474	(a)	Grocery Outlet Holding Corp	31
1,600	(a)	HF Foods Group, Inc	5
202		Ingles Markets, Inc (Class A)	13
13,250		Kroger Co	950
4,130	(a)	Maplebear, Inc	187
345		Natural Grocers by Vitamin Cottage, Inc	14
3,334	(a)	Performance Food Group Co	292
553		Pricesmart, Inc	58
957		SpartanNash Co	25
2,141	(a)	Sprouts Farmers Market, Inc	352
10,719		Sysco Corp	812
9,932		Target Corp	980
1,296	(a)	United Natural Foods, Inc	30
5,011	(a)	US Foods Holding Corp	386
292		Village Super Market (Class A)	11
15,612		Walgreens Boots Alliance, Inc	179
95,065		Walmart, Inc	9,295
313		Weis Markets, Inc	23

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	25,236

		ENERGY - 3.1%
6,664		Antero Midstream Corp	126
6,098	(a)	Antero Resources Corp	246
7,983		APA Corp	146
3,123		Archrock, Inc	78
577		Ardmore Shipping Corp	6
452		Aris Water Solution, Inc	11
1,601	(b)	Atlas Energy Solutions, Inc	21
21,670		Baker Hughes Co	831
1,669		Berry Corp	5
4,580	(b)	Borr Drilling Ltd	8
510	(a)	Bristow Group, Inc	17
16,517		Cabot Oil & Gas Corp	419
1,403		Cactus, Inc	61
1,413		California Resources Corp	65
1,491	(a)	Calumet, Inc	23
230	(a),(b)	Centrus Energy Corp	42
4,600		ChampionX Corp	114
4,821		Cheniere Energy, Inc	1,174
4,801		Chesapeake Energy Corp	561

20	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		ENERGY (continued)
35,640		Chevron Corp	$5,103
1,203		Chord Energy Corp	116
1,939		Civitas Resources, Inc	53
4,074	(a)	Clean Energy Fuels Corp	8
3,082	(a)	CNX Resources Corp	104
1,609	(a),(b)	Comstock Resources, Inc	44
27,660		ConocoPhillips	2,482
61		Core Laboratories, Inc	1
1,192		Core Natural Resources, Inc	83
4,260		Crescent Energy Co	37
875		CVR Energy, Inc	23
1,510		Delek US Holdings, Inc	32
13,861		Devon Energy Corp	441
3,198		DHT Holdings, Inc	35
4,269		Diamondback Energy, Inc	587
1,119		Diversified Energy Co plc	16
535	(a)	DMC Global, Inc	4
1,083		Dorian LPG Ltd	26
2,182		DT Midstream, Inc	240
2,695	(a),(b)	Empire Petroleum Corp	14
3,799	(a),(b)	Encore Energy Corp	11
4,018	(a),(b)	Energy Fuels, Inc	23
12,067		EOG Resources, Inc	1,443
12,760		EQT Corp	744
3,165		Evolution Petroleum Corp	15
428		Excelerate Energy, Inc	13
1,917	(a)	Expro Group Holdings NV	16
94,685		Exxon Mobil Corp	10,207
691	(b)	FLEX LNG Ltd	15
981	(a)	Forum Energy Technologies, Inc	19
954		FutureFuel Corp	4
1,739		Golar LNG Ltd	72
2,448		Granite Ridge Resources, Inc	16
1,490	(a)	Green Plains, Inc	9
278	(a)	Gulfport Energy Operating Corp	56
19,389		Halliburton Co	395
1,956	(a)	Helix Energy Solutions Group, Inc	12
2,301		Helmerich & Payne, Inc	35
6,128		Hess Corp	849
3,473		HF Sinclair Corp	143
1,195	(a)	Innovex International, Inc	19
404		International Seaways, Inc	15
43,111		Kinder Morgan, Inc	1,267
958		Kinetik Holdings, Inc	42
1,167		Kodiak Gas Services, Inc	40
4,919	(a)	Kosmos Energy Ltd	8
3,840		Liberty Energy, Inc	44
4,177		Magnolia Oil & Gas Corp	94
6,813		Marathon Petroleum Corp	1,132
2,552		Matador Resources Co	122
2,664		Murphy Oil Corp	60
238	(a),(b)	Nabors Industries Ltd	7
87		Nacco Industries, Inc (Class A)	4
696		Navigator Holdings Ltd	10
2,786	(a)	NextDecade Corp	25
2,731	(b)	Noble Corp plc	72
4,171	(b)	Nordic American Tankers Ltd	11
1,998		Northern Oil and Gas, Inc	57
8,135		NOV, Inc	101
14,735		Occidental Petroleum Corp	619
2,352	(a)	Oceaneering International, Inc	49
2,073	(a)	Oil States International, Inc	11

See Notes to Financial Statements	21

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		ENERGY (continued)
13,657		ONEOK, Inc	$1,115
5,675		Ovintiv, Inc	216
1,291	(a)	Par Pacific Holdings, Inc	34
7,160		Patterson-UTI Energy, Inc	42
2,663		PBF Energy, Inc	58
1,909		Peabody Energy Corp	26
15,047		Permian Resources Corp	205
8,911		Phillips 66	1,063
17	(a)	PrimeEnergy Corp	2
2,609	(a)	ProPetro Holding Corp	16
5,158		Range Resources Corp	210
321	(a)	Rex American Resources Corp	16
257		Riley Exploration Permian, Inc	7
2,256		RPC, Inc	11
1,202	(a)	Sable Offshore Corp	26
792		SandRidge Energy, Inc	9
29,723		Schlumberger Ltd	1,005
941		Scorpio Tankers, Inc	37
2,348	(a)	SEACOR Marine Holdings, Inc	12
1,338	(a)	Seadrill Ltd	35
1,587		Select Water Solutions, Inc	14
2,365	(b)	SFL Corp Ltd	20
915		Sitio Royalties Corp	17
2,468		SM Energy Co	61
886		Solaris Oilfield Infrastructure, Inc	25
1,668	(a)	Talos Energy, Inc	14
4,694		Targa Resources Corp	817
8,895		TechnipFMC plc	306
2,111		Teekay Corp Ltd	17
560		Teekay Tankers Ltd	23
3,440	(a)	Tetra Technologies, Inc	12
412		Texas Pacific Land Corp	435
1,174	(a)	Tidewater, Inc	54
16,110	(a)	Transocean Ltd	42
7,605	(a),(b)	Uranium Energy Corp	52
1,428	(b)	Vaalco Energy, Inc	5
1,385	(a),(b)	Valaris Ltd	58
6,824		Valero Energy Corp	917
2,867		Viper Energy Partners LP	109
458	(a),(b)	Vital Energy, Inc	7
758	(b)	Vitesse Energy, Inc	17
3,587	(b)	W&T Offshore, Inc	6
1,619		Weatherford International plc	81
26,619		Williams Cos, Inc	1,672
1,194		World Fuel Services Corp	34

		TOTAL ENERGY	40,269

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
3,091		Acadia Realty Trust	57
2,147		Agree Realty Corp	157
1,433		Alexander & Baldwin, Inc	26
113		Alexander’s, Inc	25
3,622		Alexandria Real Estate Equities, Inc	263
276		Alpine Income Property Trust, Inc	4
241		American Assets Trust, Inc	5
3,618		American Healthcare REIT, Inc	133
7,842		American Homes 4 Rent	283
10,221		American Tower Corp	2,259
6,225		Americold Realty Trust, Inc	104
2,424		Apartment Investment and Management Co	21
4,526		Apple Hospitality REIT, Inc	53
1,658		Armada Hoffler Properties, Inc	11
3,107		AvalonBay Communities, Inc	632

22	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
3,466		Boston Properties, Inc	$234
1,555		Braemar Hotels & Resorts, Inc	4
3,704		Brandywine Realty Trust	16
6,652		Brixmor Property Group, Inc	173
4,364		Broadstone Net Lease, Inc	70
552		BRT Apartments Corp	9
2,484		Camden Property Trust	280
4,081		CareTrust REIT, Inc	125
1,043		CBL & Associates Properties, Inc	26
460		Centerspace	28
1,449		Chatham Lodging Trust	10
1,087		City Office REIT, Inc	6
544		Clipper Realty, Inc	2
753		Community Healthcare Trust, Inc	13
2,460		Corporate Office Properties Trust	68
3,658		Cousins Properties, Inc	110
9,486		Crown Castle, Inc	975
588	(b)	CTO Realty Growth, Inc	10
4,946		CubeSmart	210
2,109		Curbline Properties Corp	48
3,732		DiamondRock Hospitality Co	29
7,369		Digital Realty Trust, Inc	1,285
7,300		Diversified Healthcare Trust	26
4,303		Douglas Emmett, Inc	65
689		Easterly Government Properties, Inc	15
1,084		EastGroup Properties, Inc	181
3,522		Empire State Realty Trust, Inc	28
1,627		EPR Properties	95
2,135		Equinix, Inc	1,698
4,198		Equity Lifestyle Properties, Inc	259
8,454		Equity Residential	571
4,151		Essential Properties Realty Trust, Inc	132
1,431		Essex Property Trust, Inc	406
4,603		Extra Space Storage, Inc	679
967	(b)	Farmland Partners, Inc	11
1,812		Federal Realty Investment Trust	172
3,144		First Industrial Realty Trust, Inc	151
1,561		Four Corners Property Trust, Inc	42
985		FrontView REIT, Inc	12
5,692		Gaming and Leisure Properties, Inc	266
1,064		Getty Realty Corp	29
881		Gladstone Commercial Corp	13
815		Gladstone Land Corp	8
1,479		Global Medical REIT, Inc	10
2,111		Global Net Lease, Inc	16
8,075		Healthcare Realty Trust, Inc	128
16,075		Healthpeak Properties, Inc	281
2,316		Highwoods Properties, Inc	72
14,983		Host Hotels & Resorts Inc	230
3,600		Hudson Pacific Properties, Inc	10
5,802		Independence Realty Trust, Inc	103
533		Innovative Industrial Properties, Inc	29
1,587		InvenTrust Properties Corp	43
13,369		Invitation Homes, Inc	439
6,541		Iron Mountain, Inc	671
577	(b)	JBG SMITH Properties	10
2,453	(b)	Kilroy Realty Corp	84
14,600		Kimco Realty Corp	307
4,843		Kite Realty Group Trust	110
1,944		Lamar Advertising Co	236
4,734		Lexington Realty Trust	39
1,543	(b)	Lineage, Inc	67

See Notes to Financial Statements	23

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
838		LTC Properties, Inc	$29
6,081		Macerich Co	98
1,163		Mack-Cali Realty Corp	17
9,859	(b)	Medical Properties Trust, Inc	42
2,561		Mid-America Apartment Communities, Inc	379
2,736		Millrose Properties, Inc	78
997		National Health Investors, Inc	70
4,076		National Retail Properties, Inc	176
1,538		National Storage Affiliates Trust	49
336	(a)	NET Lease Office Properties	11
1,788		NETSTREIT Corp	30
662		NexPoint Residential Trust, Inc	22
6,270		Omega Healthcare Investors, Inc	230
574		One Liberty Properties, Inc	14
2,956	(b)	Outfront Media, Inc	48
4,579		Paramount Group, Inc	28
2,943		Park Hotels & Resorts, Inc	30
738	(b)	Peakstone Realty Trust	10
1,145		Pebblebrook Hotel Trust	11
2,989		Phillips Edison & Co, Inc	105
3,343		Piedmont Office Realty Trust, Inc	24
628		Plymouth Industrial REIT, Inc	10
1,168		Postal Realty Trust, Inc	17
1,831		PotlatchDeltic Corp	70
20,261		Prologis, Inc	2,130
3,451		Public Storage, Inc	1,013
3,699		Rayonier, Inc	82
19,317		Realty Income Corp	1,113
3,947		Regency Centers Corp	281
5,133		Rexford Industrial Realty, Inc	183
2,146		RLJ Lodging Trust	16
1,272		Ryman Hospitality Properties, Inc	126
4,837		Sabra Health Care REIT, Inc	89
830		Safehold, Inc	13
392		Saul Centers, Inc	13
2,346		SBA Communications Corp	551
742		Service Properties Trust	2
1,197		Sila Realty Trust, Inc	28
7,186		Simon Property Group, Inc	1,155
1,512		SITE Centers Corp	17
1,278		SL Green Realty Corp	79
612		Smartstop Self Storage REIT, Inc	22
3,739		STAG Industrial, Inc	136
3,928	(b)	Summit Hotel Properties, Inc	20
2,762		Sun Communities, Inc	349
4,521		Sunstone Hotel Investors, Inc	39
2,417		Tanger Factory Outlet Centers, Inc	74
2,271		Terreno Realty Corp	127
7,218		UDR, Inc	295
994		UMH Properties, Inc	17
3,786		Uniti Group, Inc	16
294		Universal Health Realty Income Trust	12
2,004		Urban Edge Properties	37
9,540		Ventas, Inc	602
23,421	(d)	VICI Properties, Inc	764
3,875		Vornado Realty Trust	148
794		Washington REIT	13
14,312	(d)	Welltower, Inc	2,200
16,339		Weyerhaeuser Co	420
1,293		Whitestone REIT	16
5,004		WP Carey, Inc	312

24	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
994		Xenia Hotels & Resorts, Inc	$13

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	29,629

		FINANCIAL SERVICES - 8.5%
545		Affiliated Managers Group, Inc	107
5,810	(a)	Affirm Holdings, Inc	402
20,663	(b)	AGNC Investment Corp	190
315		Alerus Financial Corp	7
6,029		Ally Financial, Inc	235
12,001		American Express Co	3,828
2,105		Ameriprise Financial, Inc	1,124
13,052		Annaly Capital Management, Inc	246
3,041		Apollo Commercial Real Estate Finance, Inc	29
9,010		Apollo Global Management, Inc	1,278
3,729		Arbor Realty Trust, Inc	40
1,014		Ares Commercial Real Estate Corp	5
4,114		Ares Management Corp	713
1,757	(b)	ARMOUR Residential REIT, Inc	30
1,740		Artisan Partners Asset Management, Inc	77
3,908	(a)	AvidXchange Holdings, Inc	38
620		Banco Latinoamericano de Exportaciones S.A. (Class E)	25
15,641		Bank of New York Mellon Corp	1,425
40,299	(a)	Berkshire Hathaway, Inc	19,576
8,951		BGC Group, Inc	92
3,333		BlackRock, Inc	3,497
3,518	(b)	Blackstone Mortgage Trust, Inc	68
15,945		Blackstone, Inc	2,385
11,902	(a)	Block, Inc	809
13,329		Blue Owl Capital, Inc	256
1,184		Bread Financial Holdings, Inc	68
111		Brightsphere Investment Group, Inc	4
3,033		BrightSpire Capital, Inc	15
8,352		Brookfield Asset Management Ltd	462
4,774		Burford Capital Ltd	68
1,278		Cannae Holdings, Inc	27
1,535	(a)	Cantaloupe, Inc	17
13,735		Capital One Financial Corp	2,922
5,682		Carlyle Group, Inc	292
576		Cass Information Systems, Inc	25
2,253		Cboe Global Markets, Inc	525
37,287		Charles Schwab Corp	3,402
216		Chicago Atlantic Real Estate Finance, Inc	3
1,947		Chimera Investment Corp	27
2,359		Claros Mortgage Trust, Inc	7
7,858		CME Group, Inc	2,166
602		Cohen & Steers, Inc	45
4,507	(a)	Coinbase Global, Inc	1,580
1,463		Compass Diversified Trust	9
5,247		Corebridge Financial, Inc	186
1,491	(a)	Corpay, Inc	495
129	(a),(b)	Credit Acceptance Corp	66
172	(a)	Dave, Inc	46
118		Diamond Hill Investment Group, Inc	17
3,807		DigitalBridge Group, Inc	39
445	(a)	Donnelley Financial Solutions, Inc	27
2,280		Dynex Capital, Inc	28
1,030	(b)	Ellington Financial, Inc	13
215		Enact Holdings, Inc	8
553	(a)	Encore Capital Group, Inc	21
613	(a)	Enova International, Inc	68
7,013		Equitable Holdings, Inc	393
1,862		Essent Group Ltd	113
1,004	(a)	Euronet Worldwide, Inc	102

See Notes to Financial Statements	25

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		FINANCIAL SERVICES (continued)
809		Evercore Partners, Inc (Class A)	$218
1,384		EVERTEC, Inc	50
830		Factset Research Systems, Inc	371
120		Federal Agricultural Mortgage Corp	23
11,506		Fidelity National Information Services, Inc	937
848		FirstCash Holdings, Inc	115
12,055	(a)	Fiserv, Inc	2,078
2,549	(a)	Flywire Corp	30
31	(a),(b)	Forge Global Holdings, Inc	1
621		Franklin BSP Realty Trust, Inc	7
6,849		Franklin Resources, Inc	163
385	(a)	Freedom Holding Corp	56
559		GCM Grosvenor, Inc	6
5,514		Global Payments, Inc	441
6,676		Goldman Sachs Group, Inc	4,725
1,775	(a)	Green Dot Corp	19
904		Hamilton Lane, Inc	128
2,171		Hannon Armstrong Sustainable Infrastructure Capital, Inc	58
1,184		Houlihan Lokey, Inc	213
9,264		Interactive Brokers Group, Inc (Class A)	513
12,459		Intercontinental Exchange, Inc	2,286
677	(a)	International Money Express, Inc	7
7,952		Invesco Ltd	125
645		Invesco Mortgage Capital, Inc	5
1,648		Jack Henry & Associates, Inc	297
1,661		Jackson Financial, Inc	147
2,743		Janus Henderson Group plc	107
3,358		Jefferies Financial Group, Inc	184
14,822		KKR & Co, Inc	1,972
933		KKR Real Estate Finance Trust, Inc	8
2,645		Ladder Capital Corp	28
2,463		Lazard, Inc	118
2,865	(a)	LendingClub Corp	34
334	(a)	LendingTree, Inc	12
1,741		LPL Financial Holdings, Inc	653
688		Marex Group plc	27
837		MarketAxess Holdings, Inc	187
8,366	(a)	Marqeta, Inc	49
17,777		Mastercard, Inc (Class A)	9,990
77		Merchants Bancorp	3
2,348		MFA Financial, Inc	22
5,519		MGIC Investment Corp	154
1,603		Moelis & Co	100
3,397		Moody’s Corp	1,704
25,165		Morgan Stanley	3,545
514		Morningstar, Inc	161
1,395	(a)	Mr Cooper Group, Inc	208
1,633		MSCI, Inc (Class A)	942
9,011		Nasdaq Stock Market, Inc	806
609		Navient Corp	9
1,078	(a)	NCR Corp ATM	31
249		Nelnet, Inc (Class A)	30
619	(a)	NerdWallet, Inc	7
2,274	(b)	New York Mortgage Trust, Inc	15
1,313	(a)	NMI Holdings, Inc	55
4,361		Northern Trust Corp	553
436	(a)	Ocwen Financial Corp	17
2,602		OneMain Holdings, Inc	148
3,011	(a)	Open Lending Corp	6
651	(b)	Orchid Island Capital, Inc	5
1,141		P10, Inc	12
3,836		Pagseguro Digital Ltd	37

26	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		FINANCIAL SERVICES (continued)
1,422		Patria Investments Ltd	$20
5,249	(a)	Payoneer Global, Inc	36
21,278	(a)	PayPal Holdings, Inc	1,581
1,007	(a),(b)	Paysafe Ltd	13
750		PennyMac Financial Services, Inc	75
2,070		PennyMac Mortgage Investment Trust	27
745		Perella Weinberg Partners	14
419		Piper Jaffray Cos	116
473		PJT Partners, Inc	78
684	(a)	PRA Group, Inc	10
750		PROG Holdings, Inc	22
3,105		Radian Group, Inc	112
3,995		Raymond James Financial, Inc	613
3,562	(b)	Ready Capital Corp	16
2,761		Redwood Trust, Inc	16
383		Regional Management Corp	11
3,564	(a)	Remitly Global, Inc	67
2,014	(a)	Repay Holdings Corp	10
11,716		Rithm Capital Corp	132
16,171	(a)	Robinhood Markets, Inc	1,514
3,914	(b)	Rocket Cos, Inc	56
6,709		S&P Global, Inc	3,538
2,167		SEI Investments Co	195
319	(a)	Sezzle, Inc	57
1,450	(a),(b)	Shift4 Payments, Inc	144
175		Silvercrest Asset Management Group, Inc	3
4,674		SLM Corp	153
22,427	(a)	SoFi Technologies, Inc	408
6,937		Starwood Property Trust, Inc	139
6,293		State Street Corp	669
1,257		StepStone Group, Inc	70
2,184		Stifel Financial Corp	227
6,153	(a)	StoneCo Ltd	99
944	(a)	StoneX Group, Inc	86
87		SWK Holdings Corp	1
8,314		Synchrony Financial	555
4,831		T Rowe Price Group, Inc	466
9,750	(a)	Toast, Inc	432
1,884		TPG RE Finance Trust, Inc	15
2,829		TPG, Inc	148
2,601		Tradeweb Markets, Inc	381
2,103		Two Harbors Investment Corp	23
1,821	(a)	Upstart Holdings, Inc	118
2,181		UWM Holdings Corp	9
705	(a)	Velocity Financial, Inc	13
711		Victory Capital Holdings, Inc	45
1,980		Virtu Financial, Inc	89
76		Virtus Investment Partners, Inc	14
37,217		Visa, Inc (Class A)	13,214
2,158		Voya Financial, Inc	153
771		Walker & Dunlop, Inc	54
1,032		Waterstone Financial, Inc	14
5,981		Western Union Co	50
743	(a)	WEX, Inc	109
2,601		WisdomTree, Inc	30
160	(a)	World Acceptance Corp	26
9,792		XP, Inc	198

		TOTAL FINANCIAL SERVICES	111,210

		FOOD, BEVERAGE & TOBACCO - 2.2%
129		Alico, Inc	4
36,710		Altria Group, Inc	2,152
10,444		Archer-Daniels-Midland Co	551

See Notes to Financial Statements	27

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		FOOD, BEVERAGE & TOBACCO (continued)
1,674		B&G Foods, Inc (Class A)	$7
1,699	(a),(b)	Beyond Meat, Inc	6
206	(a)	Boston Beer Co, Inc (Class A)	39
953		Brown-Forman Corp (Class A)	26
3,244		Brown-Forman Corp (Class B)	87
2,904		Bunge Global S.A.	233
583		Calavo Growers, Inc	16
993		Cal-Maine Foods, Inc	99
4,247		Campbell Soup Co	130
3,595	(a)	Celsius Holdings, Inc	167
84,922		Coca-Cola Co	6,008
1,095		Coca-Cola Consolidated Inc	122
10,279		ConAgra Brands, Inc	210
2,856		Constellation Brands, Inc (Class A)	465
3,422	(a)	Darling International, Inc	130
614		Dole plc	9
4,079		Flowers Foods, Inc	65
1,252	(a),(b)	Forafric Global plc	10
709		Fresh Del Monte Produce, Inc	23
1,117	(a)	Freshpet, Inc	76
11,965		General Mills, Inc	620
2,641	(a)	Hain Celestial Group, Inc	4
3,186		Hershey Co	529
5,709		Hormel Foods Corp	173
1,395		Ingredion, Inc	189
308		J&J Snack Foods Corp	35
2,234		J.M. Smucker Co	219
368		John B Sanfilippo & Son, Inc	23
6,060		Kellogg Co	482
28,186		Keurig Dr Pepper, Inc	932
18,634		Kraft Heinz Co	481
2,865		Lamb Weston Holdings, Inc	149
383		Lancaster Colony Corp	66
5,532		McCormick & Co, Inc	419
476		MGP Ingredients, Inc	14
684	(a)	Mission Produce, Inc	8
4,022		Molson Coors Brewing Co (Class B)	193
28,309		Mondelez International, Inc	1,909
15,242	(a)	Monster Beverage Corp	955
607	(a)	National Beverage Corp	26
29,942		PepsiCo, Inc	3,954
34,043		Philip Morris International, Inc	6,200
599		Pilgrim’s Pride Corp	27
1,024	(a)	Post Holdings, Inc	112
5,610		Primo Brands Corp	166
5		Seaboard Corp	14
226	(a)	Seneca Foods Corp	23
2,221	(a)	Simply Good Foods Co	70
539		Smithfield Foods, Inc	13
2,448	(a)	SunOpta, Inc	14
375		Tootsie Roll Industries, Inc	13
501	(a)	TreeHouse Foods, Inc	10
310		Turning Point Brands, Inc	24
6,103		Tyson Foods, Inc (Class A)	341
612		Universal Corp	36
1,426		Utz Brands, Inc	18
630	(a)	Vita Coco Co, Inc	23
689	(a)	Vital Farms, Inc	27
1,716	(b)	WK Kellogg Co	27

		TOTAL FOOD, BEVERAGE & TOBACCO	29,173

		HEALTH CARE EQUIPMENT & SERVICES - 4.1%
37,836		Abbott Laboratories	5,146

28	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		HEALTH CARE EQUIPMENT & SERVICES (continued)
1,988	(a)	Acadia Healthcare Co, Inc	$45
2,296	(a)	AdaptHealth Corp	22
409	(a)	Addus HomeCare Corp	47
7,389	(a)	agilon health, Inc	17
1,498	(a)	Align Technology, Inc	284
2,083	(a)	Alignment Healthcare, Inc	29
2,458	(a)	Alphatec Holdings, Inc	27
700	(a)	Amedisys, Inc	69
4,001		AmerisourceBergen Corp	1,200
986	(a)	AMN Healthcare Services, Inc	20
1,310	(a)	Angiodynamics, Inc	13
1,046	(a)	Apollo Medical Holdings, Inc	26
1,229	(a)	AtriCure, Inc	40
1,650	(a)	Avanos Medical, Inc	20
1,345	(a)	Aveanna Healthcare Holdings, Inc	7
1,009	(a)	Axogen, Inc	11
11,658		Baxter International, Inc	353
6,250		Becton Dickinson & Co	1,077
32,195	(a)	Boston Scientific Corp	3,458
1,283	(a)	BrightSpring Health Services, Inc	30
6,211	(a)	Brookdale Senior Living, Inc	43
5,302		Cardinal Health, Inc	891
627	(a)	Castle Biosciences, Inc	13
10,847	(a)	Centene Corp	589
521	(a)	Ceribell, Inc	10
3,092	(a)	Certara, Inc	36
4,212	(a)	Cerus Corp	6
312		Chemed Corp	152
5,847		Cigna Group	1,933
8,725	(a)	Clover Health Investments Corp	24
2,526		Concentra Group Holdings Parent, Inc	52
671		Conmed Corp	35
4,527	(a)	Cooper Cos, Inc	322
567	(a)	Corvel Corp	58
1,273	(a)	Cross Country Healthcare, Inc	17
1,250	(a)	CryoLife, Inc	39
27,367		CVS Health Corp	1,888
837	(a)	DaVita, Inc	119
792	(a)	Definitive Healthcare Corp	3
4,351		Dentsply Sirona, Inc	69
8,418	(a)	DexCom, Inc	735
2,001	(a)	DocGo, Inc	3
2,649	(a)	Doximity, Inc	162
12,576	(a)	Edwards Lifesciences Corp	984
4,941		Elevance Health, Inc	1,922
286		Embecta Corp	3
2,177		Encompass Health Corp	267
1,534	(a)	Enhabit, Inc	15
1,154	(a)	Enovis Corp	36
1,277		Ensign Group, Inc	197
3,894	(a)	Envista Holdings Corp	76
2,165	(a)	Evolent Health, Inc	24
604	(a)	Fulgent Genetics, Inc	12
10,023		GE HealthCare Technologies, Inc	742
290	(a)	GeneDx Holdings Corp	27
1,276	(a)	Glaukos Corp	132
2,572	(a)	Globus Medical, Inc	152
2,679	(a)	Guardant Health, Inc	139
967	(a)	Haemonetics Corp	72
3,821		HCA, Inc	1,464
1,262	(a)	Health Catalyst, Inc	5
1,908	(a)	HealthEquity, Inc	200

See Notes to Financial Statements	29

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		HEALTH CARE EQUIPMENT & SERVICES (continued)
9		HealthStream, Inc	$0^
2,395	(a)	Henry Schein, Inc	175
3,852	(a)	Hims & Hers Health, Inc	192
4,962	(a)	Hologic, Inc	323
2,638		Humana, Inc	645
588	(a)	ICU Medical, Inc	78
1,792	(a)	IDEXX Laboratories, Inc	961
316	(a)	Innovage Holding Corp	1
672	(a)	Inogen, Inc	5
734	(a)	Inspire Medical Systems, Inc	95
1,531	(a)	Insulet Corp	481
638	(a)	Integer Holdings Corp	78
241	(a)	Integra LifeSciences Holdings Corp	3
7,797	(a)	Intuitive Surgical, Inc	4,237
402		iRadimed Corp	24
689	(a)	iRhythm Technologies, Inc	106
390	(a)	Joint Corp	4
1,830		Labcorp Holdings, Inc	480
1,538	(a)	Lantheus Holdings, Inc	126
562		LeMaitre Vascular, Inc	47
796	(a)	LifeMD, Inc	11
1,759	(a)	LifeStance Health Group, Inc	9
874	(a)	LivaNova plc	39
951	(a)	Masimo Corp	160
2,760		McKesson Corp	2,022
28,021		Medtronic plc	2,443
1,360	(a)	Merit Medical Systems, Inc	127
1,214	(a)	Molina Healthcare, Inc	362
1,138	(a),(b)	Nano-X Imaging Ltd	6
212		National Healthcare Corp	23
357		National Research Corp	6
5,732	(a)	Neogen Corp	27
3,250	(a)	NeoGenomics, Inc	24
2,637	(a)	Novocure Ltd	47
1,291	(a)	Omnicell, Inc	38
13,300	(a)	Opko Health, Inc	18
578	(a)	OptimizeRx Corp	8
3,932	(a)	Option Care Health, Inc	128
2,181	(a)	OraSure Technologies, Inc	7
945	(a)	Orthofix Medical, Inc	11
357	(a)	OrthoPediatrics Corp	8
2,217	(a)	Owens & Minor, Inc	20
593	(a)	PACS Group, Inc	8
1,877	(a)	Pediatrix Medical Group, Inc	27
942	(a)	Pennant Group, Inc	28
780	(a)	Penumbra, Inc	200
4,382	(a)	Performant Financial Corp	17
1,246	(a)	Phreesia, Inc	35
1,977		Premier, Inc	43
2,886	(a)	Privia Health Group, Inc	66
1,135	(a)	PROCEPT BioRobotics Corp	65
1,851	(a)	Progyny, Inc	41
711	(a)	Pulmonx Corp	2
324	(a),(b)	Pulse Biosciences, Inc	5
2,436		Quest Diagnostics, Inc	438
1,394	(a),(b)	QuidelOrtho Corp	40
1,510	(a)	RadNet, Inc	86
3,190		Resmed, Inc	823
558	(a)	RxSight, Inc	7
448	(a)	Sanara Medtech, Inc	13
1,342	(a)	Schrodinger, Inc	27
1,967		Select Medical Holdings Corp	30

30	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		HEALTH CARE EQUIPMENT & SERVICES (continued)
815	(a)	SI-BONE, Inc	$15
414		Simulations Plus, Inc	7
3,032	(a)	Solventum Corp	230
1,339	(a),(b)	STAAR Surgical Co	22
2,111		STERIS plc	507
7,521		Stryker Corp	2,976
1,791	(a),(b)	Surgery Partners, Inc	40
516	(a)	SurModics, Inc	15
468	(a)	Tactile Systems Technology, Inc	5
1,480	(a)	Tandem Diabetes Care, Inc	28
4,752	(a)	Teladoc Health, Inc	41
1,106		Teleflex, Inc	131
2,056	(a)	Tenet Healthcare Corp	362
719	(a),(b)	TransMedics Group, Inc	96
803	(a)	Treace Medical Concepts, Inc	5
105	(a)	UFP Technologies, Inc	26
19,884		UnitedHealth Group, Inc	6,203
1,267		Universal Health Services, Inc (Class B)	229
468		US Physical Therapy, Inc	37
149		Utah Medical Products, Inc	8
1,492	(a)	Varex Imaging Corp	13
3,261	(a)	Veeva Systems, Inc	939
1,971	(a)	Waystar Holding Corp	81
4,327		Zimmer Biomet Holdings, Inc	395
56	(a)	Zimvie, Inc	0^

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	53,626

		HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
2,778	(a)	BellRing Brands, Inc	161
400	(a)	Central Garden & Pet Co	14
1,114	(a)	Central Garden and Pet Co (Class A)	35
5,244		Church & Dwight Co, Inc	504
2,693		Clorox Co	323
17,566		Colgate-Palmolive Co	1,597
9,161	(a)	Coty, Inc	42
1,010		Edgewell Personal Care Co	24
1,333	(a)	elf Beauty, Inc	166
952		Energizer Holdings, Inc	19
5,074		Estee Lauder Cos (Class A)	410
622	(a)	Herbalife Ltd	5
2,283	(a)	Honest Co, Inc	12
345		Inter Parfums, Inc	45
41,521		Kenvue, Inc	869
7,208		Kimberly-Clark Corp	929
366	(a)	Medifast, Inc	5
537	(a)	Nature’s Sunshine Products, Inc	8
142		Nu Skin Enterprises, Inc (Class A)	1
214		Oil-Dri Corp of America	13
3,350	(a),(b)	Olaplex Holdings, Inc	5
51,324		Procter & Gamble Co	8,177
1,260		Reynolds Consumer Products, Inc	27
637		Spectrum Brands Holdings, Inc	34
426	(a)	USANA Health Sciences, Inc	13
292		WD-40 Co	67

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	13,505

		INSURANCE - 2.2%
10,644		Aflac, Inc	1,122
5,766		Allstate Corp	1,161
1,747	(a)	AMBAC Financial Group, Inc	12
1,356		American Financial Group, Inc	171
12,752		American International Group, Inc	1,091
62		Amerisafe, Inc	3
4,588		Aon plc	1,637

See Notes to Financial Statements	31

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		INSURANCE (continued)
7,994		Arch Capital Group Ltd	$728
1,129		Assurant, Inc	223
1,075		Assured Guaranty Ltd	94
1,520		Axis Capital Holdings Ltd	158
628	(a)	Bowhead Specialty Holdings, Inc	24
1,131	(a)	Brighthouse Financial, Inc	61
5,977		Brown & Brown, Inc	663
1,510	(a),(b)	BRP Group, Inc	65
8,132		Chubb Ltd	2,356
3,366		Cincinnati Financial Corp	501
125		CNA Financial Corp	6
2,368		CNO Financial Group, Inc	91
406		Donegal Group, Inc (Class A)	8
198		Employers Holdings, Inc	9
255	(a)	Enstar Group Ltd	86
950		Everest Re Group Ltd	323
496		F&G Annuities & Life, Inc	16
1,154		Fidelis Insurance Holdings Ltd	19
5,776		Fidelity National Financial, Inc	324
2,403		First American Financial Corp	148
5,522		Gallagher (Arthur J.) & Co	1,768
9,101	(a)	Genworth Financial, Inc (Class A)	71
1,843		Globe Life, Inc	229
1,239	(a)	GoHealth, Inc	7
512		Goosehead Insurance, Inc	54
621	(a)	Greenlight Capital Re Ltd (Class A)	9
875	(a)	Hamilton Insurance Group Ltd	19
684		Hanover Insurance Group, Inc	116
6,202		Hartford Financial Services Group, Inc	787
185		HCI Group, Inc	28
484	(a)	Heritage Insurance Holdings, Inc	12
348	(a)	Hippo Holdings, Inc	10
624		Horace Mann Educators Corp	27
62		Investors Title Co	13
865		James River Group Holdings Ltd	5
1,335		Kemper Corp	86
404	(a)	Kingsway Financial Services, Inc	5
459		Kinsale Capital Group, Inc	222
1,146	(a)	Lemonade, Inc	50
3,711		Lincoln National Corp	128
3,733		Loews Corp	342
272	(a)	Markel Corp	543
10,785		Marsh & McLennan Cos, Inc	2,358
2,049	(a)	MBIA, Inc	9
754		Mercury General Corp	51
12,293		Metlife, Inc	989
394	(a)	NI Holdings, Inc	5
5,302		Old Republic International Corp	204
3,765	(a)	Oscar Health, Inc	81
682	(a)	Palomar Holdings, Inc	105
720		Primerica, Inc	197
4,852		Principal Financial Group	385
405	(a)	ProAssurance Corp	9
12,869		Progressive Corp	3,434
7,749		Prudential Financial, Inc	833
1,441		Reinsurance Group of America, Inc (Class A)	286
1,114		RenaissanceRe Holdings Ltd	271
1,590		RLI Corp	115
230	(a)	Root, Inc	29
2,077		Ryan Specialty Holdings, Inc	141
192		Safety Insurance Group, Inc	15
1,288		Selective Insurance Group, Inc	112

32	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		INSURANCE (continued)
3,622	(a)	Selectquote, Inc	$9
2,217	(a)	SiriusPoint Ltd	45
648	(a)	Skyward Specialty Insurance Group, Inc	37
601		Stewart Information Services Corp	39
1,255		Tiptree, Inc	30
4,940		Travelers Cos, Inc	1,322
802	(a)	Trupanion, Inc	44
844		United Fire Group, Inc	24
551		Universal Insurance Holdings, Inc	15
3,782		Unum Group	305
6,677		W.R. Berkley Corp	491
54		White Mountains Insurance Group Ltd	97
2,196		Willis Towers Watson plc	673

		TOTAL INSURANCE	28,391

		MATERIALS - 2.2%
889		AdvanSix, Inc	21
4,854		Air Products & Chemicals, Inc	1,369
2,805	(b)	Albemarle Corp	176
5,646		Alcoa Corp	167
82	(a)	Alpha Metallurgical Resources, Inc	9
49,721		Amcor plc	457
1,143	(a)	American Vanguard Corp	5
11,005		AngloGold Ashanti PLC	502
1,387		Aptargroup, Inc	217
4,201		Ardagh Metal Packaging S.A.	18
1,022		Ashland, Inc	51
1,916	(a)	Aspen Aerogels, Inc	11
1,700		Avery Dennison Corp	298
2,152		Avient Corp	70
4,706	(a)	Axalta Coating Systems Ltd	140
794		Balchem Corp	126
6,171		Ball Corp	346
1,280		Cabot Corp	96
1,082		Caledonia Mining Corp plc	21
984		Carpenter Technology Corp	272
2,649		Celanese Corp (Series A)	147
1,274	(a)	Century Aluminum Co	23
3,621		CF Industries Holdings, Inc	333
3,126	(b)	Chemours Co	36
623	(a)	Clearwater Paper Corp	17
9,729	(a),(b)	Cleveland-Cliffs, Inc	74
13,786	(a)	Coeur Mining, Inc	122
2,747		Commercial Metals Co	134
1,021	(a)	Compass Minerals International, Inc	21
2,037	(a)	Constellium SE	27
99	(a)	Contango ORE, Inc	2
15,063		Corteva, Inc	1,123
14,819		CRH plc	1,360
2,539		Crown Holdings, Inc	262
14,842		Dow, Inc	393
9,406		DuPont de Nemours, Inc	645
734		Eagle Materials, Inc	148
2,505		Eastman Chemical Co	187
5,504		Ecolab, Inc	1,483
890	(a)	Ecovyst, Inc	7
4,374		Element Solutions, Inc	99
2,829		FMC Corp	118
31,475		Freeport-McMoRan, Inc (Class B)	1,364
6,498		Graphic Packaging Holding Co	137
563		Greif, Inc (Class A)	37
203		Greif, Inc (Class B)	14
1,239		H.B. Fuller Co	75

See Notes to Financial Statements	33

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		MATERIALS (continued)
461		Hawkins, Inc	$66
12,993		Hecla Mining Co	78
3,500		Huntsman Corp	37
915	(a)	Ingevity Corp	39
586		Innospec, Inc	49
5,713		International Flavors & Fragrances, Inc	420
11,453		International Paper Co	536
362	(a)	Intrepid Potash, Inc	13
1,480	(a),(b)	Ivanhoe Electric, Inc	13
381		Kaiser Aluminum Corp	30
1,339	(a)	Knife River Corp	109
850		Koppers Holdings, Inc	27
893		Kronos Worldwide, Inc	6
10,261	(a)	Linde plc	4,814
1,438		Louisiana-Pacific Corp	124
952	(a)	LSB Industries, Inc	7
5,599		LyondellBasell Industries NV	324
1,310		Martin Marietta Materials, Inc	719
467		Materion Corp	37
1,284	(a)	Metals Acquisition Ltd	16
689		Minerals Technologies, Inc	38
6,770		Mosaic Co	247
2,475	(a),(b)	MP Materials Corp	82
871		Myers Industries, Inc	13
126		NewMarket Corp	87
24,324		Newmont Goldcorp Corp	1,417
5,415	(a)	Novagold Resources, Inc	22
5,019		Nucor Corp	650
3,476	(a)	O-I Glass, Inc	51
2,933		Olin Corp	59
395		Olympic Steel, Inc	13
2,087		Orion S.A.	22
2,020		Packaging Corp of America	381
3,762	(a)	Perimeter Solutions, Inc	52
995	(a),(b)	Perpetua Resources Corp	12
464	(a)	Piedmont Lithium, Inc	3
4,961		PPG Industries, Inc	564
2,935	(a),(b)	PureCycle Technologies, Inc	40
182	(b)	Quaker Chemical Corp	20
646	(b)	Ramaco Resources, Inc	9
821	(a)	Ranpak Holdings Corp	3
1,744	(a)	Rayonier Advanced Materials, Inc	7
1,172		Reliance Steel & Aluminum Co	368
1,435		Royal Gold, Inc	255
2,901		RPM International, Inc	319
592		Ryerson Holding Corp	13
941		Schnitzer Steel Industries, Inc (Class A)	28
1,637		Schweitzer-Mauduit International, Inc	11
1,019		Scotts Miracle-Gro Co (Class A)	67
3,590		Sealed Air Corp	111
1,015		Sensient Technologies Corp	100
5,097		Sherwin-Williams Co	1,750
1,920		Silgan Holdings, Inc	104
11,635		Smurfit WestRock plc	502
2,138		Sonoco Products Co	93
1,849		Southern Copper Corp	187
3,190	(a)	SSR Mining, Inc	41
3,027		Steel Dynamics, Inc	388
479		Stepan Co	26
2,524		SunCoke Energy, Inc	22
905		Sylvamo Corp	45
1,535	(a)	TimkenSteel Corp	24

34	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		MATERIALS (continued)
1,164	(a)	Tredegar Corp	$10
361		Trimas Corp	10
2,830		Tronox Holdings plc	14
330		United States Lime & Minerals, Inc	33
2,888		Vulcan Materials Co	753
1,235		Warrior Met Coal, Inc	57
532		Westlake Chemical Corp	40
858		Worthington Steel, Inc	26

		TOTAL MATERIALS	29,413

		MEDIA & ENTERTAINMENT - 8.3%
1,783	(a),(b)	Advantage Solutions, Inc	2
103,425		Alphabet, Inc	18,347
127,019		Alphabet, Inc (Class A)	22,385
5,652	(a)	Altice USA, Inc	12
6,627	(a)	AMC Entertainment Holdings, Inc	21
921	(a)	AMC Networks, Inc	6
1,202	(a)	Angi, Inc	18
428	(a),(b)	Atlanta Braves Holdings, Inc	21
665	(a)	Atlanta Braves Holdings, Inc	31
353	(a),(b)	Boston Omaha Corp	5
2,348	(a),(b)	Bumble, Inc	15
52		Cable One, Inc	7
1,394	(a)	Cargurus, Inc	47
2,223	(a)	Cars.com, Inc	26
1,982	(a)	Charter Communications, Inc	810
2,354	(b)	Cinemark Holdings, Inc	71
80,927		Comcast Corp (Class A)	2,888
46	(a)	Daily Journal Corp	19
3,008	(a)	DoubleVerify Holdings, Inc	45
2,933	(a)	EchoStar Corp (Class A)	81
5,762		Electronic Arts, Inc	920
2,637		Entravision Communications Corp (Class A)	6
2,165	(a)	Eventbrite, Inc	6
452	(a)	EverQuote, Inc	11
4,719		Fox Corp (Class A)	264
2,915		Fox Corp (Class B)	151
7,295	(a)	fuboTV, Inc	28
4,050	(a)	Gannett Co, Inc	15
2,117		Gray Television, Inc	10
828	(a)	Grindr, Inc	19
1,501	(a)	IAC, Inc	56
405	(a),(b)	Ibotta, Inc	15
936	(a),(b)	IMAX Corp	26
1,209	(a)	Integral Ad Science Holding Corp	10
8,065		Interpublic Group of Cos, Inc	197
599		John Wiley & Sons, Inc (Class A)	27
2,579	(a)	Liberty Broadband Corp	254
337	(a)	Liberty Broadband Corp (Class A)	33
495	(a)	Liberty Media Corp-Liberty Formula One (Class A)	47
4,440	(a)	Liberty Media Corp-Liberty Formula One (Class C)	464
489	(a)	Liberty Media Corp-Liberty Live (Class A)	39
1,004	(a)	Liberty Media Corp-Liberty Live (Class C)	81
4,146	(a)	Lionsgate Studios Corp	24
3,459	(a)	Live Nation, Inc	523
832	(a)	Madison Square Garden Entertainment Corp	33
352	(a)	Madison Square Garden Sports Corp	74
3,683	(a)	Magnite, Inc	89
736		Marcus Corp	12
5,361		Match Group, Inc	166
494	(a)	MediaAlpha, Inc	5
47,710		Meta Platforms, Inc	35,214
2,069		National CineMedia, Inc	10

See Notes to Financial Statements	35

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		MEDIA & ENTERTAINMENT (continued)
9,261	(a)	Netflix, Inc	$12,402
3,543		New York Times Co (Class A)	198
7,913		News Corp (Class A)	235
1,917		News Corp (Class B)	66
616		Nexstar Media Group, Inc	107
3,861	(a)	Nextdoor Holdings, Inc	6
4,429		Omnicom Group, Inc	319
244		Paramount Global (Class A)	6
12,438		Paramount Global (Class B)	160
12,897	(a)	Pinterest, Inc	462
2,020	(a)	Playstudios, Inc	3
2,676		Playtika Holding Corp	13
1,094	(a)	PubMatic, Inc	14
1,192	(a)	QuinStreet, Inc	19
2,547	(a)	Reddit, Inc	384
12,312	(a)	ROBLOX Corp	1,295
2,816	(a)	Roku, Inc	248
1,703	(a)	Rumble, Inc	15
1,096		Scholastic Corp	23
719		Shutterstock, Inc	14
132		Sinclair, Inc	2
4,151		Sirius XM Holdings, Inc	95
832	(a),(b)	Sphere Entertainment Co	35
3,361	(a)	Spotify Technology S.A.	2,579
1,585	(a),(b)	Stagwell, Inc	7
403	(a)	Starz Entertainment Corp	6
3,911	(a)	Take-Two Interactive Software, Inc	950
708	(a)	TechTarget, Inc	6
3,825		TEGNA, Inc	64
612	(a)	Thryv Holdings, Inc	7
1,503		TKO Group Holdings, Inc	273
2,932	(a)	TripAdvisor, Inc	38
2,406	(a)	TrueCar, Inc	5
1,384	(a)	Trump Media & Technology Group Corp	25
3,939	(a)	Vimeo, Inc	16
39,570		Walt Disney Co	4,907
48,781	(a)	Warner Bros Discovery, Inc	559
1,263	(a)	WideOpenWest, Inc	5
1,062	(a)	Yelp, Inc	36
1,245	(a)	Ziff Davis, Inc	38
1,977	(a),(b)	ZipRecruiter, Inc	10
7,616	(a)	ZoomInfo Technologies, Inc	77

		TOTAL MEDIA & ENTERTAINMENT	109,415

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
2,501	(a),(b)	10X Genomics, Inc	29
524	(a),(b)	4D Molecular Therapeutics, Inc	2
1,639	(a)	89bio, Inc	16
38,710		AbbVie, Inc	7,185
2,591	(a)	Acadia Pharmaceuticals, Inc	56
3,224	(a)	Adaptive Biotechnologies Corp	38
988	(a)	ADC Therapeutics S.A.	3
4,828	(a)	ADMA Biologics, Inc	88
6,226		Agilent Technologies, Inc	735
1,033	(a)	Agios Pharmaceuticals, Inc	34
5,405	(a)	Akebia Therapeutics, Inc	20
1,191	(a)	Akero Therapeutics, Inc	64
1,235	(a)	Aldeyra Therapeutics, Inc	5
1,504	(a),(b)	Alector, Inc	2
3,121	(a)	Alkermes plc	89
2,417	(a),(b)	Allogene Therapeutics, Inc	3
2,727	(a)	Alnylam Pharmaceuticals, Inc	889
1,340	(a),(b)	Altimmune, Inc	5

36	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
11,753		Amgen, Inc	$3,282
8,241	(a)	Amicus Therapeutics, Inc	47
2,888	(a)	Amneal Pharmaceuticals, Inc	23
766	(a)	Amphastar Pharmaceuticals, Inc	18
679	(a)	AnaptysBio, Inc	15
1,840	(a),(b)	Anavex Life Sciences Corp	17
292	(a)	ANI Pharmaceuticals, Inc	19
566	(a)	Anika Therapeutics, Inc	6
612	(a),(b)	Annexon, Inc	1
2,514	(a)	Apellis Pharmaceuticals, Inc	44
1,104	(a)	Apogee Therapeutics, Inc	48
2,291	(a)	Arbutus Biopharma Corp	7
798	(a)	Arcellx, Inc	53
625	(a)	Arcturus Therapeutics Holdings, Inc	8
1,321	(a)	Arcus Biosciences, Inc	11
2,006	(a)	Arcutis Biotherapeutics, Inc	28
5,648	(a)	Ardelyx, Inc	22
873	(a)	ArriVent Biopharma, Inc	19
2,078	(a)	Arrowhead Pharmaceuticals, Inc	33
998	(a)	ARS Pharmaceuticals, Inc	17
1,292	(a)	Arvinas, Inc	9
2,552	(a)	Astria Therapeutics, Inc	14
1,878	(a)	Atea Pharmaceuticals, Inc	7
1,910	(a)	aTyr Pharma, Inc	10
478	(a)	Aura Biosciences, Inc	3
3,648	(a)	Aurinia Pharmaceuticals, Inc	31
2,201	(a),(b)	Avadel Pharmaceuticals plc	19
14,435	(a)	Avantor, Inc	194
2,408	(a)	Avidity Biosciences, Inc	68
854	(a)	Axsome Therapeutics, Inc	89
1,758	(a)	Beam Therapeutics, Inc	30
5,428	(a)	BioCryst Pharmaceuticals, Inc	49
3,207	(a)	Biogen, Inc	403
1,812	(a)	Biohaven Ltd	26
681	(a)	BioLife Solutions, Inc	15
4,154	(a)	BioMarin Pharmaceutical, Inc	228
425	(a)	Bio-Rad Laboratories, Inc (Class A)	103
3,426		Bio-Techne Corp	176
1,361	(a)	Blueprint Medicines Corp	174
3,248	(a)	Bridgebio Pharma, Inc	140
44,530		Bristol-Myers Squibb Co	2,061
894	(a)	Brooks Automation, Inc	28
2,425		Bruker BioSciences Corp	100
886	(a),(b)	Capricor Therapeutics, Inc	9
1,462	(a)	CareDx, Inc	29
696	(a),(b)	Cargo Therapeutics, Inc	3
2,496	(a)	Catalyst Pharmaceuticals, Inc	54
1,296	(a)	Celldex Therapeutics, Inc	26
1,397	(a)	CG oncology, Inc	36
1,066	(a)	Charles River Laboratories International, Inc	162
1,163	(a),(c)	Chinook Therapeutics, Inc	0^
1,128	(a)	ChromaDex Corp	16
225	(a),(b)	Cidara Therapeutics, Inc	11
1,647	(a)	Codexis, Inc	4
1,061	(a)	Cogent Biosciences, Inc	8
877	(a)	Collegium Pharmaceutical, Inc	26
7,441	(a),(b)	Compass Therapeutics, Inc	19
2,053	(a)	Corcept Therapeutics, Inc	151
1,679	(a)	CorMedix, Inc	21
1,406	(a)	Crinetics Pharmaceuticals, Inc	40
1,789	(a),(b)	CRISPR Therapeutics AG.	87
1,192	(a)	CryoPort, Inc	9

See Notes to Financial Statements	37

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
660	(a)	Cullinan Oncology, Inc	$5
3,007	(a)	Cytek Biosciences, Inc	10
2,661	(a)	Cytokinetics, Inc	88
13,940		Danaher Corp	2,754
731	(a)	Day One Biopharmaceuticals, Inc	5
2,697	(a)	Denali Therapeutics, Inc	38
890	(a)	Design Therapeutics, Inc	3
472	(a)	Disc Medicine, Inc	25
3,515	(a)	Dynavax Technologies Corp	35
1,929	(a)	Dyne Therapeutics, Inc	18
1,694	(a)	Edgewise Therapeutics, Inc	22
2,042	(a),(b)	Editas Medicine, Inc	4
10,064	(a)	Elanco Animal Health, Inc	144
17,505		Eli Lilly & Co	13,646
648	(a)	Enanta Pharmaceuticals, Inc	5
619	(a),(b)	Enliven Therapeutics, Inc	12
66	(a)	Entrada Therapeutics, Inc	0^
2,249	(a)	Erasca, Inc	3
11,962	(a),(b)	Esperion Thereapeutics, Inc	12
702	(a)	Evolus, Inc	6
4,063	(a)	Exact Sciences Corp	216
6,181	(a)	Exelixis, Inc	272
690	(a),(b)	EyePoint Pharmaceuticals, Inc	6
2,368	(a)	Fate Therapeutics, Inc	3
1,545	(a)	Fennec Pharmaceuticals, Inc	13
6,445	(a),(b)	Fluidigm Corp	8
505	(a)	Foghorn Therapeutics, Inc	2
2,432	(a)	Fortrea Holdings, Inc	12
12,566	(a)	Geron Corp	18
27,212		Gilead Sciences, Inc	3,017
677	(a),(b)	GRAIL, Inc	35
2,474	(a)	Halozyme Therapeutics, Inc	129
588	(a)	Harmony Biosciences Holdings, Inc	19
690	(a)	Harrow Health, Inc	21
1,780	(a)	Ideaya Biosciences, Inc	37
3,457	(a)	Illumina, Inc	330
3,364	(a),(b)	ImmunityBio, Inc	9
1,224	(a)	Immunome, Inc	11
1,107	(a),(b)	Immunovant, Inc	18
3,604	(a)	Incyte Corp	245
2,622	(a)	Indivior plc	39
203	(a),(b)	Inhibrx Biosciences, Inc	3
813	(a),(c)	Inhibrx, Inc	1
1,343	(a)	Innoviva, Inc	27
3,901	(a)	Insmed, Inc	393
2,093	(a),(b)	Intellia Therapeutics, Inc	20
3,279	(a)	Ionis Pharmaceuticals, Inc	130
7,077	(a),(b)	Iovance Biotherapeutics, Inc	12
3,828	(a)	IQVIA Holdings, Inc	603
572	(a)	iTeos Therapeutics, Inc	6
851	(a)	Janux Therapeutics, Inc	20
1,189	(a)	Jazz Pharmaceuticals plc	126
52,583		Johnson & Johnson	8,032
487	(a)	KalVista Pharmaceuticals, Inc	5
400	(a)	Keros Therapeutics, Inc	5
988	(a)	Kodiak Sciences, Inc	4
486	(a)	Krystal Biotech, Inc	67
1,654	(a)	Kura Oncology, Inc	10
969	(a)	Kymera Therapeutics, Inc	42
391	(a),(b)	LENZ Therapeutics, Inc	11
484	(a)	Ligand Pharmaceuticals, Inc (Class B)	55
1,283	(a)	Liquidia Corp	16

38	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
418	(a),(b)	Madrigal Pharmaceuticals, Inc	$126
569	(a),(b)	Magenta Therapeutics, Inc	11
7,710	(a)	MannKind Corp	29
3,088	(a),(b)	Maravai LifeSciences Holdings, Inc	7
2,546	(a)	MaxCyte, Inc	6
499	(a)	Medpace Holdings, Inc	157
548	(a),(b)	MeiraGTx Holdings plc	4
55,055		Merck & Co, Inc	4,358
126		Mesa Laboratories, Inc	12
384	(a)	Metsera, Inc	11
465	(a)	Mettler-Toledo International, Inc	546
3,231	(a)	MiMedx Group, Inc	20
1,628	(a),(b)	Mind Medicine MindMed, Inc	11
1,248	(a)	Mineralys Therapeutics, Inc	17
940	(a)	Mirum Pharmaceuticals, Inc	48
7,760	(a)	Moderna, Inc	214
213	(a),(b)	Monte Rosa Therapeutics, Inc	1
2,502	(a)	Myriad Genetics, Inc	13
2,837	(a)	Natera, Inc	479
2,255	(a)	Neurocrine Biosciences, Inc	283
881	(a),(b)	Nkarta, Inc	1
3,954	(a),(b)	Novavax, Inc	25
1,379	(a)	Nurix Therapeutics, Inc	16
786	(a)	Nuvalent, Inc	60
4,458	(a),(b)	Nuvation Bio, Inc	9
2,032	(a)	Ocular Therapeutix, Inc	19
685	(a)	Olema Pharmaceuticals, Inc	3
296	(a),(b)	Omeros Corp	1
183	(a),(c)	OmniAb Operations, Inc	0^
183	(a),(c)	OmniAb Operations, Inc	0^
2,375	(a)	OmniAb, Inc	4
1,103	(a),(b)	Organogenesis Holdings, Inc	4
5,283		Organon & Co	51
1,309	(a),(b)	ORIC Pharmaceuticals, Inc	13
1,343	(a)	Pacira BioSciences, Inc	32
2,625		PerkinElmer, Inc	254
2,985		Perrigo Co plc	80
282	(a)	Perspective Therapeutics, Inc	1
124,133		Pfizer, Inc	3,009
575	(a),(b)	Phathom Pharmaceuticals, Inc	6
720		Phibro Animal Health Corp	18
411	(a)	Praxis Precision Medicines, Inc	17
2,435	(a),(b)	Precigen, Inc	3
998	(a)	Prestige Consumer Healthcare, Inc.	80
1,074	(a),(b)	Prime Medicine, Inc	3
1,206	(a)	Protagonist Therapeutics, Inc	67
1,011	(a)	Prothena Corp plc	6
1,680	(a)	PTC Therapeutics, Inc	82
4,657	(b)	QIAGEN NV	224
914	(a),(b)	Quanterix Corp	6
2,497	(a),(b)	Quantum-Si, Inc	5
5,158	(a),(b)	Recursion Pharmaceuticals, Inc	26
2,279		Regeneron Pharmaceuticals, Inc	1,196
1,062	(a)	REGENXBIO, Inc	9
2,088	(a)	Relay Therapeutics, Inc	7
1,154	(a)	Repligen Corp	144
699	(a)	Replimune Group, Inc	6
3,678	(a)	REVOLUTION Medicines, Inc	135
1,363	(a)	Rhythm Pharmaceuticals, Inc	86
1,412	(a)	Rocket Pharmaceuticals, Inc	3
9,510	(a)	Roivant Sciences Ltd	107
8,510		Royalty Pharma plc	307

See Notes to Financial Statements	39

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,665	(a)	Sage Therapeutics, Inc	$15
2,386	(a),(b)	Sana Biotechnology, Inc	6
2,126	(a)	Sarepta Therapeutics, Inc	36
1,423	(a)	Scholar Rock Holding Corp	50
1,913		SIGA Technologies, Inc	12
869	(a)	Soleno Therapeutics, Inc	73
2,303	(a)	Sotera Health Co	26
1,573	(a)	SpringWorks Therapeutics, Inc	74
830	(a),(b)	Spyre Therapeutics, Inc	12
519	(a),(b)	Stoke Therapeutics, Inc	6
2,552	(a),(b)	Summit Therapeutics, Inc	54
1,648	(a)	Supernus Pharmaceuticals, Inc	52
1,544	(a)	Syndax Pharmaceuticals, Inc	14
1,233	(a),(b)	Tango Therapeutics, Inc	6
457	(a)	Tarsus Pharmaceuticals, Inc	18
10,142	(a),(b)	Taysha Gene Therapies, Inc	23
1,798	(a)	Tempus AI, Inc	114
1,158	(a)	Terns Pharmaceuticals, Inc	4
3,139	(a)	TG Therapeutics, Inc	113
1,625	(a)	Theravance Biopharma, Inc	18
8,252		Thermo Fisher Scientific, Inc	3,346
198	(a),(b)	Tourmaline Bio, Inc	3
1,469	(a)	Travere Therapeutics, Inc	22
1,838	(a)	Trevi Therapeutics, Inc	10
1,447	(a)	Twist Bioscience Corp	53
1,912	(a)	Ultragenyx Pharmaceutical, Inc	70
934	(a)	United Therapeutics Corp	268
79	(a),(b)	UroGen Pharma Ltd	1
1,691	(a)	Vanda Pharmaceuticals, Inc	8
2,816	(a)	Vaxcyte, Inc	92
1,060	(a)	Vera Therapeutics, Inc	25
1,983	(a)	Veracyte, Inc	54
1,345	(a)	Vericel Corp	57
5,647	(a)	Vertex Pharmaceuticals, Inc	2,514
1,473	(a)	Verve Therapeutics, Inc	17
25,792		Viatris, Inc	230
2,550	(a)	Viking Therapeutics, Inc	68
1,798	(a)	Vir Biotechnology, Inc	9
699	(a)	Viridian Therapeutics, Inc	10
842	(a)	Voyager Therapeutics, Inc	3
1,311	(a)	Waters Corp	458
1,512	(a)	WaVe Life Sciences Ltd	10
1,564		West Pharmaceutical Services, Inc	342
1,460	(a)	Xencor, Inc	11
1,642	(a)	Xenon Pharmaceuticals, Inc	51
3,592	(a)	Xeris Biopharma Holdings, Inc	17
527	(a)	XOMA Corp	13
959	(a),(b)	Y-mAbs Therapeutics, Inc	4
1,687	(a),(b)	Zevra Therapeutics, Inc	15
9,751		Zoetis, Inc	1,521
1,416	(a)	Zymeworks, Inc	18

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	71,076

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
1,201	(a),(b)	American Realty Investors, Inc	17
3,279	(a)	Anywhere Real Estate, Inc	12
6,497	(a)	CBRE Group, Inc	910
7,243	(a)	Compass, Inc	45
9,213	(a)	CoStar Group, Inc	741
3,593	(a)	Cushman & Wakefield plc	40
1,858	(b)	eXp World Holdings, Inc	17
400	(a)	Forestar Group, Inc	8
618	(a)	FRP Holdings, Inc	17

40	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
418	(a)	Howard Hughes Holdings, Inc	$28
1,030	(a)	Jones Lang LaSalle, Inc	263
2,815		Kennedy-Wilson Holdings, Inc	19
569		Marcus & Millichap, Inc	17
187	(a)	Maui Land & Pineapple Co, Inc	3
1,819		Newmark Group, Inc	22
732	(a)	Re/Max Holdings, Inc	6
2,849	(a)	Real Brokerage, Inc	13
3,100	(a)	Redfin Corp	35
283		RMR Group, Inc	5
46	(a)	Seaport Entertainment Group, Inc	1
820		St. Joe Co	39
134	(a)	Stratus Properties, Inc	3
834	(a),(b)	Tejon Ranch Co	14
1,079	(a)	Zillow Group, Inc (Class A)	74
3,355	(a)	Zillow Group, Inc (Class C)	235

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	2,584

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.1%
1,170	(a)	ACM Research, Inc	30
35,189	(a)	Advanced Micro Devices, Inc	4,993
686	(a),(b)	Aehr Test Systems	9
2,689	(a)	Allegro MicroSystems, Inc	92
844	(a)	Alpha & Omega Semiconductor Ltd	22
1,114	(a)	Ambarella, Inc	74
2,094		Amkor Technology, Inc	44
10,839		Analog Devices, Inc	2,580
17,743		Applied Materials, Inc	3,248
3,129	(a)	Astera Labs, Inc	283
865	(a)	Axcelis Technologies, Inc	60
100,913		Broadcom, Inc	27,817
839	(a)	Ceva, Inc	18
1,288	(a)	Cirrus Logic, Inc	134
1,495	(a)	Cohu, Inc	29
3,223	(a)	Credo Technology Group Holding Ltd	298
993	(a)	Diodes, Inc	52
3,032	(a)	Enphase Energy, Inc	120
3,205		Entegris, Inc	258
2,218	(a)	First Solar, Inc	367
1,470	(a)	Formfactor, Inc	51
2,356	(a)	GLOBALFOUNDRIES, Inc	90
660	(a)	Ichor Holdings Ltd	13
551	(a)	Impinj, Inc	61
2,443	(a),(b)	indie Semiconductor, Inc	9
94,820		Intel Corp	2,124
2,894		KLA Corp	2,592
1,055		Kulicke & Soffa Industries, Inc	36
27,939		Lam Research Corp	2,720
2,808	(a)	Lattice Semiconductor Corp	138
1,381	(a)	MACOM Technology Solutions Holdings, Inc	198
18,956		Marvell Technology, Inc	1,467
2,280	(a)	MaxLinear, Inc	32
11,536		Microchip Technology, Inc	812
24,414		Micron Technology, Inc	3,009
1,304		MKS Instruments, Inc	130
1,032		Monolithic Power Systems, Inc	755
2,707	(a)	Navitas Semiconductor Corp	18
127		NVE Corp	9
511,397		Nvidia Corp	80,796
9,217	(a)	ON Semiconductor Corp	483
1,184	(a)	Onto Innovation, Inc	119
1,181	(a)	PDF Solutions, Inc	25
1,304	(a)	Photronics, Inc	24

See Notes to Financial Statements	41

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
1,334		Power Integrations, Inc	$75
2,106	(a)	Qorvo, Inc	179
24,021		QUALCOMM, Inc	3,826
2,333	(a)	Rambus, Inc	149
6,127	(a),(b)	Rigetti Computing, Inc	73
1,701	(a)	Semtech Corp	77
698	(a)	Silicon Laboratories, Inc	103
434	(a)	SiTime Corp	92
3,349		Skyworks Solutions, Inc	250
988	(a)	SMART Global Holdings, Inc	20
843	(a)	Synaptics, Inc	55
3,536		Teradyne, Inc	318
19,859		Texas Instruments, Inc	4,123
1,266	(a)	Ultra Clean Holdings	29
1,018		Universal Display Corp	157
1,051	(a)	Veeco Instruments, Inc	21

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	145,786

		SOFTWARE & SERVICES - 12.6%
3,462	(a)	8x8, Inc	7
1,883		A10 Networks, Inc	36
13,684		Accenture plc	4,090
2,392	(a)	ACI Worldwide, Inc	110
2,653		Adeia, Inc	37
9,299	(a)	Adobe, Inc	3,598
410	(a)	Agilysys, Inc	47
3,147	(a)	Akamai Technologies, Inc	251
791	(a)	Alarm.com Holdings, Inc	45
1,475	(a)	Alkami Technology, Inc	44
2,412		Amdocs Ltd	220
1,464	(a)	Amplitude, Inc	18
1,933	(a)	Ansys, Inc	679
429	(a)	Appfolio, Inc	99
1,178	(a)	Appian Corp	35
5,210	(a)	AppLovin Corp	1,824
2,178	(a)	Asana, Inc	29
1,075	(a)	ASGN, Inc	54
3,568	(a)	Atlassian Corp Ltd	725
20,031	(a)	Aurora Innovation, Inc	105
4,655	(a)	Autodesk, Inc	1,441
2,977	(a)	AvePoint, Inc	57
3,363		Bentley Systems, Inc	181
4,737	(a),(b)	BigBear.ai Holdings, Inc	32
1,735	(a)	BigCommerce Holdings, Inc	9
2,337	(a)	BILL Holdings, Inc	108
1,941	(a)	Bitdeer Technologies Group	22
976	(a)	Blackbaud, Inc	63
1,140	(a)	BlackLine, Inc	65
5,255	(a)	Blend Labs, Inc	17
3,187	(a)	Box, Inc	109
1,650	(a)	Braze, Inc	46
2,618	(a),(b)	C3.ai, Inc	64
5,962	(a)	Cadence Design Systems, Inc	1,837
10,087	(a)	CCC Intelligent Solutions Holdings, Inc	95
1,164	(a),(b)	Cerence, Inc	12
4,114	(a),(b)	Cipher Mining, Inc	20
4,418	(a),(b)	Cleanspark, Inc	49
1,700		Clear Secure, Inc	47
5,335	(a)	Clearwater Analytics Holdings, Inc	117
6,719	(a)	Cloudflare, Inc	1,316
10,623		Cognizant Technology Solutions Corp (Class A)	829
918	(a)	Commvault Systems, Inc	160
6,048	(a)	Confluent, Inc	151

42	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		SOFTWARE & SERVICES (continued)
415	(a)	Consensus Cloud Solutions, Inc	$10
5,969	(a)	Core Scientific, Inc	102
711	(a)	Couchbase, Inc	17
5,337	(a)	Crowdstrike Holdings, Inc	2,718
713	(a)	CS Disco, Inc	3
6,741	(a)	Datadog, Inc	906
574	(a),(b)	Digimarc Corp	8
2,598	(a)	Digital Turbine, Inc	15
1,349	(a)	DigitalOcean Holdings, Inc	39
4,476	(a)	DocuSign, Inc	349
1,364		Dolby Laboratories, Inc (Class A)	101
816	(a)	Domo, Inc	11
4,425	(a)	Dropbox, Inc	127
6,236	(a)	D-Wave Quantum, Inc	91
3,422	(a)	DXC Technology Co	52
6,245	(a)	Dynatrace, Inc	345
5,822	(a)	E2open Parent Holdings, Inc	19
648	(a)	eGain Corp	4
1,802	(a)	Elastic NV	152
1,191	(a)	EPAM Systems, Inc	211
918	(a),(b)	EverCommerce, Inc	10
525	(a)	Fair Isaac Corp	960
3,179	(a)	Fastly, Inc	22
2,029	(a)	Five9, Inc	54
13,876	(a)	Fortinet, Inc	1,467
4,300	(a)	Freshworks, Inc	64
1,603	(a)	Gartner, Inc	648
12,004		Gen Digital, Inc	353
2,872	(a),(b)	Gitlab, Inc	130
1,037	(a)	Globant S.A.	94
3,095	(a)	GoDaddy, Inc	557
1,385	(a)	Grid Dynamics Holdings, Inc	16
1,788	(a)	Guidewire Software, Inc	421
1,077		Hackett Group, Inc	27
1,116	(a)	HubSpot, Inc	621
1,910	(a)	Hut 8 Corp	36
351	(a),(b)	I3 Verticals, Inc	10
2,290	(a)	Informatica, Inc	56
1,244	(a)	Intapp, Inc	64
516		InterDigital, Inc	116
20,330		International Business Machines Corp	5,993
5,966		Intuit, Inc	4,699
1,710	(a)	Jamf Holding Corp	16
1,808	(a)	Kaltura, Inc	4
5,240	(a)	Kyndryl Holdings, Inc	220
348	(a),(b)	Life360, Inc	23
1,398	(a)	LiveRamp Holdings, Inc	46
1,310	(a)	Manhattan Associates, Inc	259
6,513	(a),(b)	Marathon Digital Holdings, Inc	102
423	(a)	MeridianLink, Inc	7
162,054		Microsoft Corp	80,607
5,458	(a)	MicroStrategy, Inc (Class A)	2,206
1,253	(a)	Mitek Systems, Inc	12
1,657	(a)	MongoDB, Inc	348
1,593	(a)	N-able, Inc	13
2,329	(a),(b)	nCino OpCo, Inc	65
3,958	(a),(b)	NCR Corp	46
1,787	(a)	NextNav, Inc	27
5,574	(a)	Nutanix, Inc	426
3,458	(a)	Okta, Inc	346
2,330	(a)	Olo, Inc	21
678	(a)	ON24, Inc	4

See Notes to Financial Statements	43

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		SOFTWARE & SERVICES (continued)
1,227		OneSpan, Inc	$20
661	(a)	Ooma, Inc	9
36,181		Oracle Corp	7,910
916	(a),(b)	Pagaya Technologies Ltd	20
2,372	(a)	PagerDuty, Inc	36
47,729	(a)	Palantir Technologies, Inc	6,506
14,353	(a)	Palo Alto Networks, Inc	2,937
791		Park City Group, Inc	16
1,672		Pegasystems, Inc	90
1,883	(a)	Porch Group, Inc	22
2,527	(a)	Procore Technologies, Inc	173
1,155		Progress Software Corp	74
1,099	(a)	PROS Holdings, Inc	17
2,541	(a)	PTC, Inc	438
1,347	(a)	Q2 Holdings, Inc	126
889	(a)	Qualys, Inc	127
1,695	(a)	Rapid7, Inc	39
24		Red Violet, Inc	1
992	(a)	Rimini Street, Inc	4
1,287	(a)	RingCentral, Inc	36
5,435	(a),(b)	Riot Platforms, Inc	61
2,345		Roper Industries, Inc	1,329
2,121	(a)	Rubrik, Inc	190
1,313	(a)	SailPoint, Inc	30
20,400		Salesforce, Inc	5,563
5,866	(a)	Samsara, Inc	233
766		Sapiens International Corp NV	22
1,037	(a)	SEMrush Holdings, Inc	9
6,664	(a)	SentinelOne, Inc	122
4,522	(a)	ServiceNow, Inc	4,649
6,775	(a)	Snowflake, Inc	1,516
7,118	(a),(b)	SoundHound AI, Inc	76
356	(a)	SoundThinking, Inc	5
2,308	(a)	Sprinklr, Inc	20
1,316	(a)	Sprout Social, Inc	27
900	(a)	SPS Commerce, Inc	122
3,398	(a)	Synopsys, Inc	1,742
2,968	(a)	Tenable Holdings, Inc	100
1,532	(a)	Teradata Corp	34
4,586	(a),(b)	Terawulf, Inc	20
9,755	(a)	Trade Desk, Inc	702
400	(a)	TSS, Inc	12
349	(a),(b)	Tucows, Inc	7
3,094	(a)	Twilio, Inc	385
964	(a)	Tyler Technologies, Inc	571
8,946	(a)	UiPath, Inc	114
2,160	(a)	Unisys Corp	10
6,240	(a)	Unity Software, Inc	151
2,560	(a)	Varonis Systems, Inc	130
1,365	(a)	Verint Systems, Inc	27
1,754		VeriSign, Inc	507
1,293	(a)	Vertex, Inc	46
305	(a)	Viant Technology, Inc	4
1,154	(a)	Weave Communications, Inc	10
4,640	(a)	Workday, Inc	1,114
1,090	(a)	Workiva, Inc	75
1,061	(a)	Xperi, Inc	8
2,990	(a)	Yext, Inc	25
4,295	(a)	Zeta Global Holdings Corp	67
5,625	(a)	Zoom Video Communications, Inc	439

44	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		SOFTWARE & SERVICES (continued)
2,133	(a)	Zscaler, Inc	$670

		TOTAL SOFTWARE & SERVICES	164,941

		TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
521	(a),(b)	908 Devices, Inc	4
1,592	(a)	ADTRAN Holdings, Inc	14
817		Advanced Energy Industries, Inc	108
267	(a)	Aeva Technologies, Inc	10
26,343		Amphenol Corp (Class A)	2,601
322,101		Apple, Inc	66,085
1,162	(a),(b)	Applied Optoelectronics, Inc	30
22,608	(a)	Arista Networks, Inc	2,313
2,522	(a)	Arlo Technologies, Inc	43
1,128	(a)	Arrow Electronics, Inc	144
223	(a)	Aviat Networks, Inc	5
2,201		Avnet, Inc	117
650		Badger Meter, Inc	159
278		Bel Fuse, Inc (Class B)	27
767		Belden CDT, Inc	89
768		Benchmark Electronics, Inc	30
1,278	(a)	Calix, Inc	68
2,906		CDW Corp	519
2,884	(a)	Ciena Corp	235
86,972		Cisco Systems, Inc	6,034
365	(a)	Clearfield, Inc	16
45	(b)	Climb Global Solutions, Inc	5
3,674		Cognex Corp	117
3,352	(a)	Coherent Corp	299
4,830	(a)	CommScope Holding Co, Inc	40
950	(a),(b)	CompoSecure, Inc	13
16,761		Corning, Inc	881
716	(a)	Corsair Gaming, Inc	7
1,070		Crane NXT Co	58
725		CTS Corp	31
1,204	(a),(b)	Daktronics, Inc	18
6,948		Dell Technologies, Inc	852
600	(a)	Diebold Nixdorf, Inc	33
759	(a)	Digi International, Inc	26
1,285	(a)	Eastman Kodak Co	7
468	(a)	ePlus, Inc	34
2,211	(a),(b)	Evolv Technologies Holdings, Inc	14
3,100	(a)	Extreme Networks, Inc	56
1,208	(a)	F5 Networks, Inc	356
781	(a)	Fabrinet	230
655	(a)	FARO Technologies, Inc	29
8,328	(a)	Flextronics International Ltd	416
3,142	(a)	Harmonic, Inc	30
28,669		Hewlett Packard Enterprise Co	586
20,608		HP, Inc	504
1,475		Immersion Corp	12
633	(a)	Insight Enterprises, Inc	87
5,130	(a),(b)	IonQ, Inc	220
804	(a)	IPG Photonics Corp	55
1,097	(a)	Itron, Inc	144
2,345		Jabil Inc	511
7,194		Juniper Networks, Inc	287
3,757	(a)	Keysight Technologies, Inc	616
1,038	(a)	Kimball Electronics, Inc	20
1,868	(a)	Knowles Corp	33
537		Littelfuse, Inc	122
1,508	(a),(b)	Lumentum Holdings, Inc	143
1,398		Methode Electronics, Inc	13
4,688	(a),(b)	MicroVision, Inc	5

See Notes to Financial Statements	45

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)
4,542	(a)	Mirion Technologies, Inc	$98
3,654		Motorola Solutions, Inc	1,536
856		Napco Security Technologies, Inc	25
4,461		NetApp, Inc	475
962	(a)	Netgear, Inc	28
1,512	(a)	Netscout Systems, Inc	37
1,072	(a)	nLight, Inc	21
866	(a)	Novanta, Inc	112
421	(a)	OSI Systems, Inc	95
1,099	(a)	Ouster, Inc	27
675	(a)	PAR Technology Corp	47
430		PC Connection, Inc	28
597	(a)	Plexus Corp	81
2,686	(a),(b)	Powerfleet, Inc	12
6,847	(a)	Pure Storage, Inc	394
2,499	(a)	Quantum Computing, Inc	48
1,618	(a),(b)	Red Cat Holdings, Inc	12
2,205	(a)	Ribbon Communications, Inc	9
512	(a)	Rogers Corp	35
2,946	(a)	SanDisk Corp	134
1,130	(a)	Sanmina Corp	111
471	(a)	Scansource, Inc	20
11,219	(a),(b)	Super Micro Computer, Inc	550
1,805		TD SYNNEX Corp	245
1,044	(a)	Teledyne Technologies, Inc	535
5,007	(a)	Trimble Inc	380
1,987	(a)	TTM Technologies, Inc	81
379	(a)	Turtle Beach Corp	5
92		Ubiquiti, Inc	38
1,951	(a)	Viasat, Inc	28
3,750	(a)	Viavi Solutions, Inc	38
3,447		Vishay Intertechnology, Inc	55
398	(a)	Vishay Precision Group, Inc	11
2,801		Vontier Corp	103
7,611		Western Digital Corp	487
2,578	(b)	Xerox Holdings Corp	14
1,166	(a)	Zebra Technologies Corp (Class A)	360

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	91,876

		TELECOMMUNICATION SERVICES - 0.9%
410	(a)	Anterix, Inc	10
3,766	(a),(b)	AST SpaceMobile, Inc	176
153,276		AT&T, Inc	4,436
373		ATN International, Inc	6
669	(a)	Bandwidth, Inc	11
883		Cogent Communications Group, Inc	43
5,122	(a)	Frontier Communications Parent, Inc	186
3,118	(a),(c)	GCI Liberty, Inc	0^
1,203	(a)	Globalstar, Inc	28
1,217	(a)	Gogo, Inc	18
521		IDT Corp	36
2,073		Iridium Communications, Inc	62
3,981	(a)	Liberty Global Ltd	40
3,062	(a)	Liberty Global Ltd	32
1,581	(a)	Liberty Latin America Ltd (Class A)	10
3,207	(a)	Liberty Latin America Ltd (Class C)	20
24,010	(a)	Lumen Technologies, Inc	105
2,245		Millicom International Cellular S.A.	84
1,561		Shenandoah Telecom Co	21
917		Spok Holdings, Inc	16
2,350		Telephone and Data Systems, Inc	84
9,923		T-Mobile US, Inc	2,364

46	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE (000)

		TELECOMMUNICATION SERVICES (continued)
91,932		Verizon Communications, Inc	$3,978

		TOTAL TELECOMMUNICATION SERVICES	11,766

		TRANSPORTATION - 1.4%
2,504	(a)	Alaska Air Group, Inc	124
393		Allegiant Travel Co	22
205	(a),(b)	Amerco, Inc	12
14,260	(a)	American Airlines Group, Inc	160
349		ArcBest Corp	27
327	(a)	Avis Budget Group, Inc	55
1,241	(a)	Blade Air Mobility, Inc	5
2,563		CH Robinson Worldwide, Inc	246
206	(a)	Costamare Bulkers Holdings Ltd	2
1,032		Costamare, Inc	9
904		Covenant Logistics Group, Inc	22
41,016		CSX Corp	1,338
14,112		Delta Air Lines, Inc	694
2,995		Expeditors International Washington, Inc	342
4,782		FedEx Corp	1,087
613	(a),(b)	Forward Air Corp	15
349	(a)	Frontier Group Holdings, Inc	1
1,539		FTAI Infrastructure, Inc	10
791		Genco Shipping & Trading Ltd	10
3,539		Golden Ocean Group Ltd	26
2,509	(a)	GXO Logistics, Inc	122
1,188		Heartland Express, Inc	10
2,589	(a),(b)	Hertz Global Holdings, Inc	18
1,520		Hub Group, Inc (Class A)	51
1,744		JB Hunt Transport Services, Inc	250
4,132	(a),(b)	JetBlue Airways Corp	17
9,978	(a),(b)	Joby Aviation, Inc	105
1,233	(a)	Kirby Corp	140
3,774		Knight-Swift Transportation Holdings, Inc	167
759		Landstar System, Inc	106
8,428	(a)	Lyft, Inc (Class A)	133
29		Marten Transport Ltd	0^
754		Matson, Inc	84
4,935		Norfolk Southern Corp	1,263
4,073		Old Dominion Freight Line	661
1,449	(a)	Radiant Logistics, Inc	9
2,690	(a)	RXO, Inc	42
876		Ryder System, Inc	139
1,798		Safe Bulkers, Inc	7
580	(a)	Saia, Inc	159
1,714		Schneider National, Inc	41
863	(a)	Skywest, Inc	89
11,170		Southwest Airlines Co	362
295	(a)	Sun Country Airlines Holdings, Inc	3
43,993	(a)	Uber Technologies, Inc	4,105
2,032		U-Haul Holding Co	111
13,068		Union Pacific Corp	3,007
7,115	(a)	United Airlines Holdings, Inc	567
16,009		United Parcel Service, Inc (Class B)	1,616
200	(b)	Universal Truckload Services, Inc	5
1,875		Werner Enterprises, Inc	51
2,506	(a)	XPO, Inc	317

		TOTAL TRANSPORTATION	17,964

		UTILITIES - 2.3%
15,416		AES Corp	162
1,243		Allete, Inc	80
5,865		Alliant Energy Corp	355
5,892		Ameren Corp	566
11,690		American Electric Power Co, Inc	1,213

See Notes to Financial Statements	47

Portfolio of Investments June 30, 2025 (continued)

Stock Index

SHARES		DESCRIPTION	VALUE (000)

		UTILITIES (continued)
828		American States Water Co	$63
4,258		American Water Works Co, Inc	592
3,458		Atmos Energy Corp	533
1,516		Avista Corp	58
1,568		Black Hills Corp	88
2,605		Brookfield Infrastructure Corp	108
2,781		Brookfield Renewable Corp	91
1,192		California Water Service Group	54
14,237		Centerpoint Energy, Inc	523
495		Chesapeake Utilities Corp	60
757		Clearway Energy, Inc (Class A)	23
1,777		Clearway Energy, Inc (Class C)	57
6,500		CMS Energy Corp	450
7,791		Consolidated Edison, Inc	782
383		Consolidated Water Co, Inc	12
6,845		Constellation Energy Corp	2,209
18,648		Dominion Energy, Inc	1,054
4,527		DTE Energy Co	600
16,918		Duke Energy Corp	1,996
8,392		Edison International	433
9,507		Entergy Corp	790
6,227		Essential Utilities, Inc	231
4,824		Evergy, Inc	333
8,034		Eversource Energy	511
21,769		Exelon Corp	945
11,991		FirstEnergy Corp	483
498		Genie Energy Ltd	13
349		Global Water Resources, Inc	4
3,771	(a)	Hawaiian Electric Industries, Inc	40
1,138		Idacorp, Inc	131
3,915		MDU Resources Group, Inc	65
899		MGE Energy, Inc	80
74		Middlesex Water Co	4
1,899	(a),(b)	Montauk Renewables, Inc	4
1,952		National Fuel Gas Co	165
1,939		New Jersey Resources Corp	87
45,291		NextEra Energy, Inc	3,144
10,284		NiSource, Inc	415
465		Northwest Natural Holding Co	18
1,255		NorthWestern Corp	64
4,440		NRG Energy, Inc	713
4,365		OGE Energy Corp	194
2,220	(a),(b)	Oklo, Inc	124
1,295		ONE Gas, Inc	93
1,235		Ormat Technologies, Inc	103
920		Otter Tail Corp	71
47,926		PG&E Corp	668
2,603		Pinnacle West Capital Corp	233
1,905		PNM Resources, Inc	107
2,243		Portland General Electric Co	91
16,172		PPL Corp	548
11,084		Public Service Enterprise Group, Inc	933
626	(a)	Pure Cycle Corp	7
620		RGC Resources, Inc	14
14,263		Sempra Energy	1,081
678		SJW Corp	35
23,908		Southern Co	2,195
1,183		Southwest Gas Holdings Inc	88
1,247		Spire, Inc	91
991	(a)	Talen Energy Corp	288
4,386		UGI Corp	160
534		Unitil Corp	28

48	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE (000)

		UTILITIES (continued)
7,465		Vistra Corp			$1,447
6,972		WEC Energy Group, Inc			727
12,755		Xcel Energy, Inc			869
490		York Water Co			16

		TOTAL UTILITIES			30,613

		TOTAL COMMON STOCKS (Cost $343,894)			1,306,219

SHARES		DESCRIPTION		EXPIRATION DATE	VALUE (000)

		RIGHTS/WARRANTS - 0.0%
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
278	(c)	AstraZeneca plc		02/20/29	0^
478	(c)	Chinook Therapeutics, Inc		01/02/30	0^
390	(c)	Tobira Therapeutics, Inc			0^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			0^

		TOTAL RIGHTS/WARRANTS (Cost $0)			0^

		TOTAL LONG-TERM INVESTMENTS (Cost $343,894)			1,306,219

SHARES		DESCRIPTION	RATE		VALUE (000)

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,587,607	(e)	State Street Navigator Securities Lending Government Money Market Portfolio	4.350%(f)		2,588

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $2,588)			2,588

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE (000)

		SHORT-TERM INVESTMENTS - 0.5%
		TREASURY DEBT - 0.5%
$5,459,000		United States Treasury Bill	0.000	07/01/25	5,459
1,520,000		United States Treasury Bill	0.000	07/08/25	1,519

		TOTAL TREASURY DEBT			6,978

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,978)			6,978

		TOTAL INVESTMENTS - 100.2% (Cost $353,460)			1,315,785

		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(2,182)

		NET ASSETS - 100.0%			$1,313,603

REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,973,193.
(c)	For fair value measurement disclosure purposes, investment classified as Level 3.
(d)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e)	Investments made with cash collateral received from securities on loan.
(f)	The rate shown is the one-day yield as of the end of the reporting period.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts (000)	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)

S&P 500 E-Mini Index	22	09/19/25	$6,750	$6,879	$129

See Notes to Financial Statements	49

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
(amounts in thousands, except accumulation unit value)	Stock Index
ASSETS
Long-term investments, at value*†	$1,306,219
Short-term investments, at value#	6,978
Investments purchased with collateral from securities lending, at value (cost approximates value)	2,588
Cash	71
Cash collateral at brokers for investments in futures contracts	14
Receivables:
Dividends	699
Variation margin on futures contracts	33
Other	129
Total assets	1,316,731

LIABILITIES
Due to affiliates	335
Payables:
Investment management fees	16
Collateral from securities lending	2,588
Service agreement fees	21
Trustee compensation	125
Other	43
Total liabilities	3,128

Net assets
Accumulation Fund	$1,313,603

Accumulation units outstanding	2,705

Accumulation unit value	$485.623

* Includes securities loaned of	$6,973
† Long-term investments, cost	$343,894
# Short-term investments, cost	$6,978

50	See Notes to Financial Statements

Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)
(amounts in thousands)	Stock Index
INVESTMENT INCOME
Dividends	$7,963
Interest	187
Securities lending income, net	20
Tax withheld	(1)
Total investment income	8,169
EXPENSES
Investment advisory	1,888
Administrative services	1,258
Mortality and expense risk charges	2,517
Total expenses	5,663
Expense waiver by investment adviser	(944)
Net expenses	4,719
Net investment income (loss)	3,450

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments	65,195
Futures contracts	(142)
Foreign currency transactions	1
Net realized gain (loss)	65,054
Change in unrealized appreciation (depreciation) on:
Investments	(2,751)
Futures contracts	226
Net change in unrealized appreciation (depreciation)	(2,525)
Net realized and unrealized gain (loss)	62,529
Net increase (decrease) in net assets from operations	$65,979

See Notes to Financial Statements	51

Statements of Changes in Net Assets

	Stock Index
(amounts in thousands)	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24
OPERATIONS
Net investment income (loss)	$3,450	$7,915
Net realized gain (loss)	65,054	123,195
Net change in unrealized appreciation (depreciation)	(2,525)	128,907
Net increase (decrease) in net assets from operations	65,979	260,017
FROM CONTRACTOWNER TRANSACTIONS
Premiums	3,017	10,189
Withdrawals and death benefits	(69,960)	(153,835)
Net increase (decrease) from contractowner transactions	(66,943)	(143,646)
Net increase (decrease) in net assets	(964)	116,371
Net assets at the beginning of period	1,314,567	1,198,196
Net assets at the end of period	$1,313,603	$1,314,567

52	See Notes to Financial Statements

Financial Highlights

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:

	Investment Operations
	Investment Income(a)	Expenses(a)	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Net Change in Accumulation Unit Value	Accumulation Unit Value, Beginning of Period	Accumulation Unit Value, End of Period
Stock Index
6/30/25(d)	$2.931	$1.693	$1.238	$23.445	$24.683	$460.939	$485.623
12/31/24	5.805	3.176	2.629	83.044	85.673	375.266	460.939
12/31/23	5.633	2.508	3.125	71.968	75.093	300.173	375.266
12/31/22	5.003	2.405	2.598	(76.219)	(73.621)	373.790	300.173
12/31/21	4.405	2.549	1.856	72.394	74.250	299.540	373.790
12/31/20	4.350	1.873	2.477	47.363	49.840	249.700	299.540

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(c)	Percentage is not annualized.
(d)	Unaudited.
(e)	Annualized.

See Notes to Financial Statements	53

	Ratios and Supplemental Data
	Ratios to Average Net Assets
Total Return(b),(c)	Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Accumulation Units Outstanding, End of Period (in Millions)	Net Assets, End of Period (in Millions)
5.36%	0.90	%(e)	0.75	%(e)	0.55	%(e)	2%	3	$1,314
22.83	0.90		0.75		0.62		2	3	1,315
25.02	0.90		0.75		0.93		2	3	1,200
(19.70)	0.90		0.75		0.81		2	4	1,057
24.79	0.90		0.75		0.55		3	4	1,411
19.96	0.90		0.75		0.99		3	4	1,214

54	See Notes to Financial Statements

Notes to Financial Statements

(Unaudited)

1.	General Information

Account Information: TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is an open-end management investment company under the Investment Company Act of 1940, (“1940 Act”), as amended. VA-1 consists of a single investment portfolio, the Stock Index Account (“Stock Index” or the “Account”).

Current Fiscal Period: The end of the reporting period for the Account is June 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2025 (the “current fiscal period”).

Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of TIAA, is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Account.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Foreign Currency Transactions and Translation: The books and records of the Account is maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Account and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that has not yet occurred. Also, under the Account’s organizational documents, the trustees and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration. Securities lending income is made up of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Notes to Financial Statements (continued)

Netting Agreements: In the ordinary course of business, the Account may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Account to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Account manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Account is held in a segregated account by the Account’s custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Account’s Portfolio of Investments or Statement of Assets and Liabilities.

The Account’s investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Management Committee Compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of Assets and Liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Segment Reporting: The Account represents a single operating segment. The officers of the Account act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of the Account as a whole and is responsible for the Account’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Account’s portfolio managers as a team. The financial information in the form of the Account’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Account’s comparative benchmarks and to make resource allocation decisions for the Account’s single segment, is consistent with that presented within the Account’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the oversight of the Committee. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Account’s major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Committee. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Committee. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Committee. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Account’s investments as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Stock Index
Long-Term Investments:
Common stocks	$1,306,098	$120	$1	$1,306,219
Rights/Warrants	—	—	—^	—^
Investments purchased with collateral from securities lending	2,588	—	—	2,588
Short-Term Investments:
Treasury debt	—	6,978	—	6,978
Investments in Derivatives:
Futures contracts*	129	—	—	129
Total	$1,308,815	$7,098	$1	$1,315,914

^	Amount represents less than $1,000.
*	Represents net unrealized appreciation (depreciation).

4.	Portfolio Securities

Securities Lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Account, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Account and any additional required collateral is delivered to the Account on the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Account’s Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities.

Notes to Financial Statements (continued)

As of the end of the current fiscal period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

	Aggregate value of securities on loan
Account	Equity Securities (000)	Cash Collateral Received (000)*	Non-Cash Collateral Received (000)**	Total Collateral Received (000)
Stock Index	$6,973	$2,588	$4,582	$7,170

*	May include cash and investment of cash collateral.
**	As of the end of the current fiscal period, the non-cash collateral received was comprised of U.S. Treasury securities.

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows (dollar amounts are in thousands):

Account	Non-U.S. Government Purchases (000)	Non-U.S. Government Sales (000)
Stock Index	$22,014	$88,047

The Account may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Account has when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5.	Derivative Investments

The Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Futures Contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):

Account	Average Notional Amount of Futures Contracts Outstanding (000)*
Stock Index	$6,225

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the Account has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (dollar amounts are in thousands):

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value (000)	Location	Value (000)
Stock Index
Futures contracts	Equity	Unrealized appreciation	$129	—	$–
		on futures contracts*

*

Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account’s Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

During the current fiscal period, the effect of derivative contracts on the Account’s Statement of Operations was as follows (dollar amounts are in thousands):

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)
Stock Index
Futures contracts	Equity	$(142)	$226

Market and Counterparty Credit Risk: In the normal course of business the Account may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Account to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Account’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

The Account helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Account with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Account has an unrealized loss, the Account has instructed the custodian to pledge assets of the Account as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.	Account Units

Transactions in Account units during the current and prior fiscal period were as follows (amounts are in thousands):

	Six Months Ended 6/30/25		Year Ended 12/31/24
Stock Index	Units (000)	Value (000)	Units (000)	Value (000)
Premiums	7	$3,017	24	$10,189
Withdrawals and death benefits	(154)	(69,960)	(365)	(153,835)
Net increase (decrease) from contractowner transactions	(147)	$(66,943)	(341)	$(143,646)

Notes to Financial Statements (continued)

7.	Income Tax Information

VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Account’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):

Account	Tax Cost (000)	Gross Unrealized Appreciation (000)	Gross Unrealized (Depreciation) (000)	Net Unrealized Appreciation (Depreciation) (000)
Stock Index	$353,589	$991,791	$(29,466)	$962,325

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

8.	Management Fees and Other Transactions with Affiliates

Management Fees: The Adviser provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. The Adviser has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

Other Transactions with Affiliates: The Account is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Committee (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Account from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. As of the end of the current fiscal period, the Account engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

Account	Purchases (000)	Sales (000)	Realized Gain (Loss) (000)
Stock Index	$–	$3,697	$3,590

9.	Borrowing Arrangements

Line of Credit: The Account participates in a $500 million unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 10, 2025 expiring on June 9, 2026, replacing the previous facility, which expired June 2025. The affiliated account, which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating account on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing account at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated account. There were no borrowings under this credit facility by the Account during the current fiscal period.

Additional Account Information

(Unaudited)

Portfolio holdings

The TIAA Separate Account VA-1 files complete portfolio listings with the Securities and Exchange Commission (SEC), and is available to the public.

You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Portfolio of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelvemonth period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-today investment management of the Account.

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing.

Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Individual & Institutional Services, LLC, member FINRA, distributes securities products. TIAA Separate Account VA-1 is issued by Teachers

Insurance and Annuity Association of American (TIAA), New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,

730 Third Avenue, New York, NY 10017-3206

Approval of Investment Management Agreement

(Unaudited)

Management Committee renewal of the investment management agreement for the TIAA Separate Account VA-1

The Management Committee (the “Committee” or the “Managers”) of the TIAA Separate Account VA-1 (the “Separate Account”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Separate Account. Under the Agreement, Advisors is responsible for providing investment advisory services to the Separate Account. Below is a summary of the process the Committee undertook related to its most recent renewal of the Agreement.

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Separate Account will remain in effect only if the Committee, including a majority of those Managers who have no direct or indirect interest in the Agreement, and who are independent Managers because they are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Managers is an interested person of the Separate Account under the 1940 Act. Rather, they are all deemed to be independent Managers.

Overview of the Renewal Process

The Committee held an in-person meeting on March 25, 2025, in order to consider the annual renewal of the Agreement with respect to the Separate Account using the process established by the Committee described further below.

As part of the Committee’s established process, the Committee or certain of its designated members worked with Advisors, other Managers and legal counsel to the Managers to develop guidance and specific requests relating to the types of information to be provided to the Committee in connection with the proposed contract renewal.

Among other matters, the Committee or certain of its designated members, following consultations with representatives of Advisors and its affiliates, other Managers, legal counsel to the Managers and legal counsel to Advisors and the Separate Account, confirmed or established certain guidance regarding the preparation of reports to be provided to the Committee with respect to the Separate Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Committee or certain of its designated members, Broadridge produced, among other information, comparative performance and expense data for the Separate Account, including data relating to the Separate Account’s contractual and effective investment management fee rate, total expense ratio, and short-term and long-term investment performance. Broadridge compared this data, as relevant, for the Separate Account against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of the Separate Account against a broad-based index. In each case, Broadridge summarized, and the Committee considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of the Separate Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe selected by Broadridge (and not Advisors or the Committee). The Committee considered the propriety of the Separate Account’s applicable peer group as selected by Broadridge.

Among other matters, the Committee also considered information from Advisors to facilitate the Managers’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Separate Account pursuant to the Agreement.

Legal counsel to the Managers also requested on behalf of the Committee, and Advisors provided, information that was designed to assist the Committee in its consideration of whether to renew the Agreement for the Separate Account. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, together with an explanation of any events that had a material impact on the Separate Account’s performance during the relevant period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s contractual and effective investment management fee rate and performance to other accounts with comparable strategies managed by Advisors or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Separate Account in addition to the Separate Account’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, experienced professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Separate Account at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Separate Account; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Separate Account and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel to the Managers); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Committee should renew the Agreement. The Managers were also provided with the Separate Account’s overall performance rating by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 11, 2025, the Committee held a virtual meeting via videoconference with legal counsel to the Managers to discuss Advisors’ materials, which led to the Managers providing additional questions to, and requesting additional information from, Advisors and its affiliates. Subsequently, at the March 25, 2025 meeting, the Managers were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Committee’s follow-up questions and requests presented by the Committee after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Separate Account, the Committee considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Separate Account; (2) the qualifications of the portfolio managers of the Separate Account and the Separate Account’s historical investment performance; (3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Separate Account; (4) fees charged to comparable mutual funds that underlie variable insurance products by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) how such economies of scale are shared with the Separate Account for the benefit of its investors, such as through investment management fee waivers or breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Separate Account to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Separate Account. As a general matter, the Committee considered these factors, and any other factors deemed relevant by the Managers, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 25, 2025 meeting that included Advisors’ personnel, the Managers met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for the Separate Account. The Committee also received and considered information from legal counsel to the Managers as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 25, 2025 meeting, the oversight and evaluation of Advisors’ services to the Separate Account by the Management Committee and its Committees is an ongoing process. The Management Committee, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Management Committee or its Committees for review during the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Management Committee and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Separate Account. Thus, in reaching its decisions regarding the renewal of the Agreement for the Separate Account, the Management Committee took into account the information described herein and other information provided to the Management Committee and its Committees throughout the year.

In deciding whether to renew the Agreement, each Manager may have accorded different weight to different factors and, thus, each Manager may have had a different basis for his or her ultimate decision to vote to renew the Agreement. At its meeting on March 25, 2025, all Committee members voted unanimously to renew the Agreement for the Separate Account. Set forth below is a summary of the primary factors that the Management Committee considered with respect to the Separate Account.

Approval of Investment Management Agreement (continued)

The Nature, Extent and Quality of Services

The Committee examined the nature, extent and quality of the services that Advisors provides to the Separate Account. The Committee considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Committee also considered that Advisors is an experienced investment adviser that has managed the Separate Account since its operations commenced. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, identifying investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the Separate Account’s investment portfolio; reporting on the investment performance and other metrics of the Separate Account to the Committee on a regular basis; responding to Separate Account flows; and compliance monitoring. The Committee considered that Advisors has carried out these responsibilities in a competent and professional manner. The Committee also considered that Advisors and its affiliates have committed significant resources to supporting the Separate Account. It also considered the Separate Account’s, Advisors’ and Teachers Insurance and Annuity Association’s compliance programs and resources and their compliance records with respect to the Separate Account. The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ and its affiliates’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Committee noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Separate Account, including the impact of regulatory and other developments and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Committee concluded that the nature, extent, and quality of services provided by Advisors to the Separate Account under the Agreement was reasonable.

Investment Performance

The Committee considered the investment performance of the Separate Account over the one-, three-, five- and ten-year periods ended December 31, 2024. The Committee considered the Separate Account’s performance as compared to its peer universe of mutual funds that underlie variable insurance products (as applicable) and the Separate Account’s benchmark index. The Committee also discussed the performance of the Separate Account before any reductions for fees and expenses, and without the effects of securities lending and class action recoveries, as applicable, on the Separate Account’s performance as compared to the performance of its benchmark index. For details regarding the Separate Account’s performance, see the synopsis below. The Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was reasonable.

Cost and Profitability

The Committee considered financial and profitability data relating to Advisors’ services to the Separate Account for the calendar year 2024. The Committee considered Advisors’ profit calculations with respect to its services to the Separate Account. The Committee acknowledged the reasonableness of having an investment management fee rate which permits Advisors to maintain and improve the quality of services provided to the Separate Account and recognized the risks assumed by Advisors in managing the Separate Account. The Committee considered that Advisors had earned a net profit with respect to the Separate Account under the Agreement for the one-year period ended December 31, 2024. The Committee acknowledged Advisors’ agreement to increase the investment management fee waiver for the Separate Account from 0.15% to 0.24% in annual net assets, resulting in an effective investment management fee rate 0.06% of annual net assets through at least April 30, 2026. The Committee concluded that the future effective investment management fee rate and the projected profit to be earned by Advisors were reasonable in light of various relevant factors.

Fees Charged by Other Advisers

The Committee considered comparative information regarding the Separate Account’s contractual and prior and future effective investment management fee rates and the contractual and effective investment management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the synopsis below. In this regard, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Separate Account and comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through other investment vehicles that also carry additional fees and expenses, whereas the Separate Account bears certain of these expenses itself. Another limitation noted by the Committee was Broadridge’s treatment of all fund fee waivers, regardless of their type, as investment management fee waivers, which could materially impact how the Separate Account’s effective investment management fee rate compares to those of similar mutual funds that underlie variable insurance products. Additionally, the Committee considered the potential limitations of such comparisons due to, among other factors, the fact that Broadridge based its comparisons on financial data relating to fiscal periods that may have differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the Committee concluded that the future effective investment management fee rate to be charged under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of Scale

The Committee considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee also considered that, because Advisors represented that its profit was relatively small and the Separate Account was unlikely to grow because it is no longer actively sold, there was little opportunity to pass economies of scale on to Separate Account contractholders. Based on all factors considered, the Committee concluded that the Separate Account’s investment management fee rate schedule was reasonable in light of current economies of scale considerations and current asset level.

Fee and Performance Comparisons with Other Clients of Advisors and its Affiliates

The Committee considered that Advisors and its affiliates provide investment management services to other investment companies, including mutual funds and collective investment trusts (CITs) that have similar investment strategies as the Separate Account. The Committee considered the investment management fee rates and the performance of such companies and accounts, noting that such fee rates were comparable after including the effect of the increased investment management fee waiver agreed to by Advisors for the Separate Account. The Committee also considered Advisors’ comments that, in the future, Advisors or its affiliates may manage client assets through additional funds and accounts with similar investment strategies. The Committee also considered Advisors’ representation that, while the investment management fee rate charged to the Separate Account may differ from the investment management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) be offered through products that charge additional fees to their investors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products, and that these factors, among others, could reasonably explain different investment management fee rate schedules. Based on all factors considered, the Committee concluded that the investment management fee rate charged to the Separate Account was reasonable in relation to those charged by Advisors and its affiliates to comparable clients.

Other Benefits

The Committee also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Separate Account to Advisors or its affiliates for other services, such as administration, and investment-related benefits, such as economies of scale, to the extent the Separate Account shares investment resources and/ or personnel with other clients of Advisors. Advisors and its affiliates may also benefit from the level of business and relationships the Separate Account has with certain service providers. Also, Advisors and its affiliates may benefit from their relationship with the Separate Account to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets.

Approval of Investment Management Agreement (continued)

Synopsis of Factors

In addition to its considerations noted above, the Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Separate Account. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2024. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2024. The statement below regarding “net profit” refers to Advisors’ calculation that it earned a profit for the services that it rendered to the Separate Account during 2024 under the Agreement.

•

The Separate Account’s annual contractual investment management fee rate is 0.30% of average daily net assets, but is voluntarily waived by Advisors to an annual fee of 0.06% of average daily net assets for the twelve-month period ending April 30, 2026, which reflects Advisors’ agreement to increase the investment management fee waiver for the Separate Account resulting in a lower future effective investment management fee rate.

•

The Separate Account’s total expense ratio and prior effective investment management fee rate were in the 5th and 1st quintiles of both the group of comparable funds selected by Broadridge for expense comparison purposes and the universe of comparable funds selected by Broadridge for expense comparison purposes, respectively.

•

For the one-, three- and five-year periods, the Separate Account’s adjusted annualized gross performance (meaning the Separate Account’s performance without any reductions for fees or expenses, and excluding the effects of securities lending and class action recoveries) as compared to its benchmark, the Russell 3000®Index, differed by -7, +2 and +2 basis points, respectively. For reference, one basis point equals 0.01%.

•	The Separate Account received an Overall Morningstar Rating of 5 stars.

•	Advisors calculated that it earned a net profit with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing, the Committee renewed the Agreement for the Separate Account.

Liquidity Risk Management Program

Discussion of the operation and effectiveness of the separate account’s liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the separate account covered by this Report (the “separate account”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the separate account’s liquidity risk. The Program consists of various provisions relating to assessing and managing the separate account’s liquidity risk, as discussed further below. The separate account’s Management Committee (the “Management Committee”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 10, 2025 Management Committee meeting, the Administrator provided the Management Committee with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2024 through December 31, 2024 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the separate account’s liquidity developments.

In accordance with the Program, the LMAT assesses the separate account’s liquidity risk no less frequently than annually based on various factors, such as (i) the separate account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Separate account portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

If the separate account does not primarily hold highly liquid investments it must, among other things, determine a minimum percentage of separate account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the separate account primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits the separate account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the separate account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime the separate account’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, the separate account did not exceed the 15% limit on illiquid investments.

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4625711

A10845 (8/25)

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Approval of Investment Management Agreement in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Management Committee implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA Separate Account VA-1

Date: September 5, 2025	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2025	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and
Executive Vice President
(principal executive officer)

Date: September 5, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)